                                   PROSPECTUS
                                      FOR
                    FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
                         VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

      FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
           VARIABLE LIFE INSURANCE POLICY

                      Issued by

   PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         and

     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF
                       AMERICA

              SERVICE CENTER          MAIN ADMINISTRATIVE OFFICE
           300 CONTINENTAL DRIVE       1000 CHESTERBROOK BLVD.
          NEWARK, DELAWARE 19713      BERWYN, PENNSYLVANIA 19312

              TELEPHONE: (800) 688-5177
                                                              PROSPECTUS

                                                             May 1, 2000

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Providentmutual Life and Annuity Company of America (the "Company"). The Policy, which is called a "survivorship" policy because it is issued on the lives of two insureds, is a long-term investment designed to provide significant life insurance benefits for the insureds. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy.

You can allocate your Policy's values to:

      -- Providentmutual Variable Life Separate Account (the "Separate Account"), which invests in the portfolios listed on this page; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following portfolios are available:

     -- THE MARKET STREET FUND, INC.
        All Pro Large Cap Growth Portfolio
        All Pro Large Cap Value Portfolio
        All Pro Small Cap Growth Portfolio
        All Pro Small Cap Value Portfolio
        Equity 500 Index Portfolio
        International Portfolio
        Growth Portfolio
        Aggressive Growth Portfolio
        Managed Portfolio
        Bond Portfolio
        Money Market Portfolio

     -- THE ALGER AMERICAN FUND
        Small Capitalization Portfolio

     -- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
        Limited Maturity Bond Portfolio
        Partners Portfolio

     -- STRONG OPPORTUNITY FUND II, INC.
        Strong Opportunity Fund II

     -- STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II

     -- VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Bond Portfolio
        Worldwide Emerging Markets Portfolio
        Worldwide Hard Assets Portfolio
        Worldwide Real Estate Portfolio

     -- VARIABLE INSURANCE PRODUCTS FUND
        Equity-Income Portfolio
        Growth Portfolio
        High Income Portfolio
        Overseas Portfolio

     -- VARIABLE INSURANCE PRODUCTS FUND II
        Asset Manager Portfolio
        Contrafund(R) Portfolio
        Investment Grade Bond Portfolio

TABLE OF CONTENTS
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
GLOSSARY..............................    1
POLICY SUMMARY........................    4
  Premiums............................    4
  Investment Options..................    4
  Policy Account Value................    5
  Charges and Deductions..............    5
  Annual Portfolio Operating Expenses
     Table............................    7
  Surrenders and Partial
     Withdrawals......................    8
  Death Benefit.......................    9
  Transfers...........................    9
  Loans...............................   10
  Illustrations.......................   10
  Other Policies......................   10
RISK SUMMARY..........................   11
THE COMPANY AND THE GUARANTEED
  ACCOUNT.............................   12
  Providentmutual Life and Annuity
     Company of America...............   12
  The Guaranteed Account..............   13
THE SEPARATE ACCOUNT AND THE
  PORTFOLIOS..........................   13
  The Separate Account................   13
  The Portfolios......................   14
THE POLICY............................   18
  Purchasing a Policy.................   18
  When Insurance Coverage Takes
     Effect...........................   19
  Canceling a Policy (Free Look
     Right)...........................   19
  Ownership Rights....................   20
PREMIUMS..............................   21
  Allocating Premiums.................   22
POLICY ACCOUNT VALUES.................   23
  Policy Account Value................   23
  Net Cash Surrender Value............   23
  Subaccount Value....................   23
  Unit Value..........................   23
  Guaranteed Account Value............   24
  Special Policy Account Value
     Credit...........................   24
CHARGES AND DEDUCTIONS................   24
  Premium Expense Charge..............   25
  Monthly Deduction...................   25
  Mortality and Expense Risk Charge...   27
  Surrender Charges...................   27
  Partial Withdrawal Charge...........   28
  Transfer Charge.....................   29
  Portfolio Expenses..................   29
DEATH BENEFIT.........................   29
  Insurance Proceeds..................   29
  Death Benefit Options...............   29
  Changing Death Benefit Options......   30
  Decreasing the Face Amount..........   31
  Settlement Options..................   31
SURRENDERS AND PARTIAL WITHDRAWALS....   31
  Surrenders..........................   31
  Partial Withdrawals.................   32
TRANSFERS.............................   33
  Dollar Cost Averaging...............   33
  Automatic Asset Rebalancing.........   34
LOANS.................................   35
  Effect of Policy Loans..............   36
POLICY LAPSE AND REINSTATEMENT........   36
  Lapse...............................   36
  Reinstatement.......................   37
FEDERAL TAX CONSIDERATIONS............   37
  Tax Treatment of Policy Benefits....   38
OTHER POLICY INFORMATION..............   40
  Payment of Policy Benefits..........   40
  The Policy..........................   41
  Telephone Requests..................   41
  Our Right to Contest the Policy.....   41
  Split Dollar Arrangements...........   42
  Suicide Exclusion...................   42
  Misstatement of Age or Sex..........   42
  Modifying the Policy................   43
  Payments We Make....................   43
  Additional Transfer Rights..........   43
  Reports to Owners...................   44
  Records.............................   44
  Policy Termination..................   44
  Supplemental Benefits and Riders....   45
PERFORMANCE DATA......................   46
ADDITIONAL INFORMATION................   47
  Sale of the Policies................   47
  Potential Conflicts of Interest.....   47
  Changes to the Separate Account.....   48
  Standard & Poor's...................   48
  Voting Portfolio Shares.............   49
  Legal Matters.......................   49
  Legal Proceedings...................   49
  Experts.............................   49
  Financial Statements................   49
  Additional Information about the
     Company..........................   49
  PLACA's Executive Officers and
     Directors........................   51
FINANCIAL STATEMENTS..................  F-1
APPENDIX A -- ILLUSTRATIONS...........  A-1

GLOSSARY
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APPLICATION
The application you must complete to purchase a Policy plus all forms required by us or applicable law.

ATTAINED AGE
The issue age for each insured plus the number of full policy years since the policy date.

BENEFICIARY
The person(s) you select to receive the insurance proceeds from the Policy.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR, PLACA)
Providentmutual Life and Annuity Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

FACE AMOUNT
The dollar amount of insurance selected by the owner. The face amount may be decreased after issue, subject to certain conditions. The face amount is a factor in determining the death benefit and surrender charges.

FINAL POLICY DATE
The policy anniversary nearest the younger insured's attained age 100, at which time the Policy will end and you will be paid the policy account value less any indebtedness and any unpaid monthly deductions. Subject to state availability, you may elect to continue the Policy beyond the younger insured's attained age 100 under the Final Policy Date Extension rider.

FREE LOOK PERIOD
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the free look period varies by state.

FUND
An investment company that is registered with the Securities and Exchange Commission. The Policy allows you to invest in certain portfolios of the funds that are listed on the front page of this prospectus.

GRACE PERIOD
A 61-day period after which a Policy will lapse if you do not make a sufficient payment.

GUARANTEED ACCOUNT
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

INDEBTEDNESS
The total amount of all outstanding policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The face amount on the policy issue date.

INSURANCE PROCEEDS
The amount we pay to the beneficiary when we receive due proof of the last surviving insured's death. We deduct any indebtedness and unpaid monthly deductions before making any payment.

INSUREDS
The persons whose lives are insured by the Policy.

ISSUE AGE
The age of each insured at his or her birthday nearest the policy date.

JOINT EQUAL AGE
An age aligned to the two insureds which PMLIC actuarially determines based on the issue age of each insured.

LAPSE
When your Policy terminates without value after a grace period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN ACCOUNT
The account to which we transfer collateral for a policy loan from the Subaccounts and/or the Guaranteed Account.

MEC
A modified endowment contract, as defined under the Code.

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not lapse during the first 5 policy years. It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the policy date (including the current month) DIVIDED by 12.

MINIMUM INITIAL PREMIUM
An amount equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

MONTHLY DEDUCTION
This is the monthly amount we deduct from the policy account value on each policy processing day. The monthly deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first policy year), and charges for any riders.

NET CASH SURRENDER VALUE
The amount we pay when you surrender your Policy. It is equal to: (1) the policy account value as of the date of surrender; MINUS (2) any surrender charge; MINUS
(3) any indebtedness.

NET PREMIUMS
Premiums less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as owner under the Policy.

POLICY ACCOUNT VALUE
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY
The same day and month as the policy date in each year following the first policy year.

POLICY DATE
The date set forth in the Policy that is used to determine policy anniversaries, policy processing days, and policy years. The policy date is generally the same as the policy issue date but, subject to state approval, may be another date agreed upon by us and the proposed insureds. The policy date may not be more than 6 months prior to the policy issue date.

POLICY ISSUE DATE
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY
This is the same day as the policy date in each successive month. If there is no day in a calendar month that coincides with the policy date, or if that day falls on a day that is not a valuation day, then the policy processing day is the next valuation day. On each policy processing day, we determine Policy charges and deduct them from the policy account value.

POLICY YEAR
A year that starts on the policy date or on a policy anniversary.

PORTFOLIO
A separate investment portfolio of a fund. Each Subaccount invests exclusively in one portfolio of a fund.

PREMIUM CLASS
The classification of the insureds for cost of insurance purposes. The classes are: standard; standard with extra rating; nonsmoker; nonsmoker with extra rating; and preferred.

PREMIUMS
All payments you make under the Policy other than repayments of indebtedness.

RIDER
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A rider that is added to the Policy becomes part of the Policy.

SEPARATE ACCOUNT
Providentmutual Variable Life Separate Account. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding portfolio.

SERVICE CENTER
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of Providentmutual Variable Life Separate Account. We invest each Subaccount's assets exclusively in shares of one portfolio.

SURRENDER
To cancel the Policy by signed request from the owner and return of the Policy to us at our Service Center.

TARGET PREMIUM
An amount of premium payments, based on the initial face amount and joint equal age of the insureds, used to compute surrender charges.

VALUATION DAY
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, the Company is open whenever the New York Stock Exchange is open.

VALUATION PERIOD
The period beginning at the close of business on one valuation day (usually 4:00 p.m., Eastern time) and continuing to the close of business on the next valuation day.

WRITTEN NOTICE OR REQUEST
The written notice or request you must complete, sign, and send to us at our Service Center to request or exercise your rights as owner under the Policy. To be complete, each written notice or request must: (1) be in a form we accept;
(2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

POLICY SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary describes the Policy's important features and corresponds to prospectus sections that discuss the topics in more detail. THE GLOSSARY DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                    PREMIUMS

- You must pay the minimum initial premium before we deliver the Policy.

- After you pay the initial premium, you can pay subsequent premiums at any time (prior to the final policy date) and in any amount (but not less than $20). You select a premium payment plan to pay planned periodic premiums quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. However, you may greatly increase your risk of lapse if you do not regularly pay premiums. You may also choose to have premiums automatically deducted monthly from your bank account or other source under our automatic payment plan.

- We will not accept any premiums after the final policy date.

- PAYING YOUR PLANNED PERIODIC PREMIUMS WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. Even if you make premium payments according to your payment plan, your Policy will lapse if the net cash surrender value is not enough to pay the monthly deduction and other charges.

- There will be a 61-day grace period before your Policy lapses. Your Policy will not lapse:

     -- during the first 5 policy years, if you pay premiums (less any indebtedness and partial withdrawals) in excess of the minimum guarantee premium;

     -- if you purchase a Guaranteed Minimum Death Benefit rider and meet certain conditions; or

     -- if you make a payment equal to 3 monthly deductions before the end of the grace period.

  You may reinstate a lapsed Policy if you meet certain requirements.

- When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund.

- We deduct a premium expense charge from each premium you pay. Generally, we allocate the resulting amount (the net premium) to the Subaccounts and the Guaranteed Account in accordance with your allocation instructions.

- Some states require us to refund all premiums (less any partial withdrawals and indebtedness) if you return your Policy during the free look period. In those states, for the first 15 days following the later of the policy issue date or the date we receive the minimum initial premium, we direct your premiums into the Money Market Subaccount. After the 15 days, we allocate that value to the Subaccounts you selected.

                               INVESTMENT OPTIONS

GUARANTEED ACCOUNT:

- You may place money in the Guaranteed Account where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

SEPARATE ACCOUNT:

- You may direct the money in your Policy to any of the Subaccounts of the Separate Account. WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR

  DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

- Each Subaccount invests exclusively in one of the following portfolios:

-    THE MARKET STREET FUND, INC.
     ("MARKET STREET")
     All Pro Large Cap Growth
          Portfolio
     All Pro Large Cap Value Portfolio
     All Pro Small Cap Growth
          Portfolio
     All Pro Small Cap Value Portfolio
     Equity 500 Index Portfolio
     International Portfolio
     Growth Portfolio
     Aggressive Growth Portfolio
     Managed Portfolio
     Bond Portfolio
     Money Market Portfolio
-    THE ALGER AMERICAN FUND
     ("ALGER AMERICAN")
     Small Capitalization Portfolio
-    NEUBERGER BERMAN ADVISERS
     MANAGEMENT TRUST
     ("NEUBERGER BERMAN")
     Limited Maturity Bond Portfolio
     Partners Portfolio
-    STRONG OPPORTUNITY FUND II, INC.
     Strong Opportunity Fund II
-    STRONG VARIABLE INSURANCE FUNDS,
     INC.
     Strong Mid Cap Growth Fund II
-    VAN ECK WORLDWIDE INSURANCE TRUST
     ("VAN ECK")
     Worldwide Bond Portfolio
     Worldwide Emerging Markets
          Portfolio
     Worldwide Hard Assets Portfolio
     Worldwide Real Estate Portfolio
-    VARIABLE INSURANCE PRODUCTS FUND
     ("VIP")
     Equity-Income Portfolio
     Growth Portfolio
     High Income Portfolio
     Overseas Portfolio
-    VARIABLE INSURANCE PRODUCTS FUND
     II ("VIP II")
     Asset Manager Portfolio
     Contrafund(R) Portfolio
     Investment Grade Bond Portfolio

                              POLICY ACCOUNT VALUE

- Policy account value is the sum of your amounts in the Subaccounts, the Guaranteed Account, and the Loan Account. Policy account value is the starting point for calculating important values under the Policy, such as the net cash surrender value and the death benefit.

- Policy account value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE.

                             CHARGES AND DEDUCTIONS

$ PREMIUM EXPENSE CHARGE: We deduct a premium expense charge from each premium and credit the remaining amount (the net premium) according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 policy years and 1.5% of each premium payment thereafter. We may increase this charge to a maximum of 6% of each premium payment.

$ MONTHLY DEDUCTION: On the policy date and on each policy processing day thereafter, we deduct from the policy account value:

        -- the cost of insurance charge (which depends on a number of variables, such as issue age, sex, premium class, policy year, and face amount, that cause this charge to vary from Policy to Policy and from policy processing day to policy processing day)

        -- the monthly administrative charge of $7.50 plus $0.01 per $1,000 of face amount (we may increase this charge to a maximum of $12 plus $0.03 per $1,000 of face amount)

        -- the initial administrative charge (which is only deducted on the first 12 policy processing days) of $17.50 plus an amount per $1,000 of face amount as follows:

        $0.11 per $1,000 on the first million of face amount $0.09 per $1,000 on the next million of face amount $0.07 per $1,000 on the next million of face amount $0.05 per $1,000 on the next million of face amount $0.03 per $1,000 on the next million of face amount $0 on the excess face amount over $5 million

        -- charges for any riders.

$ SURRENDER CHARGES:

     -- Surrender Charge: During the first 15 policy years, we deduct a surrender charge if you surrender the Policy or it lapses. The surrender charge consists of:

          1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in face amount.

                                                      CHARGE PER $1,000
POLICY YEAR(S)                                         OF FACE AMOUNT
--------------                                     -----------------------
1-11..............................................          $5.00
12................................................          $4.00
13................................................          $3.00
14................................................          $2.00
15................................................          $1.00
16+...............................................          $ -0-

        2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in face amount), where:

           a = 30% of all premiums paid to the date of surrender or lapse; or

           b = the following percentage of target premium:

                                  % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                               POLICY YEARS
                                               ------------
JOINT EQUAL AGE                   1-11    12     13     14     15     16
---------------                   ----    ---    ---    ---    ---    ---
25-71...........................    60%    48%    36%    24%    12%     0%
72-73...........................    50     40     30     20     10      0
74-75...........................    40     32     24     16      8      0
76-78...........................    30     24     18     12      6      0
79-83...........................    20     16     12      8      4      0
84-85...........................    10      8      6      4      2      0

     THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU MAY HAVE NO NET CASH SURRENDER VALUE IF YOU SURRENDER YOUR POLICY DURING THE FIRST 15 YEARS.

     -- Decrease in Face Amount: In the event of a decrease in face amount before the end of the 15th policy year, we deduct a charge that is a portion of the surrender charge.

$ PARTIAL WITHDRAWAL CHARGES: For each partial withdrawal, we deduct a $25 fee from the remaining policy account value.

$ MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge equal to an annual rate of 0.75% of the average daily net assets of the Separate Account. We may increase this charge to a maximum annual rate of 0.90%

$ TRANSFER CHARGE: We assess a $25 fee (from the amount transferred) for the 13th and each additional transfer among the Subaccounts or the Guaranteed Account in a policy year.

$ PORTFOLIO EXPENSES: The portfolios deduct management fees and other expenses from their assets. These fees and expenses (shown in the following table) vary by portfolio and currently range from 0.40% to 1.44% per year of the average portfolio assets.

  The following table shows the fees and expenses charged by the portfolios for the fiscal year ended December 31, 1999. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. Expenses of the portfolios may be higher or lower in the future. Please refer to the portfolios' prospectuses for more information.

  ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average portfolio assets after fee waivers and expense reimbursements)

                                                                                    TOTAL
                                                         MANAGEMENT     OTHER       ANNUAL
  PORTFOLIO                                                 FEES       EXPENSES    EXPENSES
  ---------                                              ----------    --------    --------
  MARKET STREET FUND, INC. (1)
    All Pro Large Cap Growth Portfolio                       0.70%       0.19%        0.89%
    All Pro Large Cap Value Portfolio                        0.70%       0.21%        0.91%
    All Pro Small Cap Growth Portfolio                       0.90%       0.21%        1.11%
    All Pro Small Cap Value Portfolio                        0.90%       0.30%        1.20%
    Equity 500 Index Portfolio (2)                           0.24%       0.04%        0.28%
    International Portfolio                                  0.75%       0.23%        0.98%
    Growth Portfolio                                         0.32%       0.16%        0.48%
    Aggressive Growth Portfolio                              0.41%       0.16%        0.57%
    Managed Portfolio                                        0.40%       0.17%        0.57%
    Bond Portfolio                                           0.35%       0.17%        0.52%
    Money Market Portfolio                                   0.25%       0.15%        0.40%
  THE ALGER AMERICAN FUND (1)
    Small Capitalization Portfolio                           0.85%       0.05%        0.90%
  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (1)
    Limited Maturity Bond Portfolio                          0.65%       0.11%        0.76%
    Partners Portfolio                                       0.80%       0.07%        0.87%
  STRONG OPPORTUNITY FUND II, INC. (1)
    Strong Opportunity Fund II                               1.00%       0.14%        1.14%
  STRONG VARIABLE INSURANCE FUNDS, INC. (1)
    Strong Mid Cap Growth Fund II                            1.00%       0.15%        1.15%

  VAN ECK WORLDWIDE INSURANCE TRUST (1)
    Worldwide Bond Portfolio                                 1.00%       0.22%        1.22%
    Worldwide Emerging Markets Portfolio                     1.00%       0.34%        1.34%
    Worldwide Hard Assets Portfolio                          1.00%       0.26%        1.26%
    Worldwide Real Estate Portfolio                          1.00%       0.44%        1.44%
  VARIABLE INSURANCE PRODUCTS FUND (1)
    Equity-Income Portfolio (Initial Class)                  0.48%       0.08%        0.56%
    Growth Portfolio (Initial Class)                         0.58%       0.07%        0.65%
    High Income Portfolio (Initial Class)                    0.58%       0.11%        0.69%
    Overseas Portfolio (Initial Class)                       0.73%       0.14%        0.87%
  VARIABLE INSURANCE PRODUCTS FUND II (1)
    Asset Manager Portfolio (Initial Class)                  0.53%       0.09%        0.62%
    Contrafund(R) Portfolio (Initial Class)                  0.58%       0.07%        0.65%
    Investment Grade Bond Portfolio (Initial Class)          0.43%       0.11%        0.54%

  (1) For certain portfolios, certain expenses were reimbursed or fees waived during 1999. It is anticipated that expense reimbursement and fee waiver arrangements will continue for the current year. Absent the expense reimbursement, the 1999 Total Annual Expenses would have been 1.21% for the Market Street Fund All Pro Small Cap Value Portfolio, 0.57% for the VIP Fund Equity-Income Portfolio, 0.66% for the VIP Fund Growth Portfolio, 0.91% for the VIP II Fund Overseas Portfolio, 0.63% for the VIP II Fund Asset Manager Portfolio, 1.17% for the Strong Mid Cap Growth Fund II, 0.67% for the VIP II Fund Contrafund(R) Portfolio, and 3.23% for the Van Eck Worldwide Real Estate Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other portfolios and it is anticipated that these arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1999 for these portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.

  (2) Since the Equity 500 Index Portfolio has recently commenced operations, "Other Expenses" is based on estimated amounts for 2000. This estimate anticipates an expense reimbursement or fee waiver arrangement for 2000. Absent this arrangement, estimated Total Fund Annual Expenses would be 0.39%.

  The fee and expense information regarding the portfolios was provided by those portfolios. The Alger American Fund, Neuberger Berman Advisers Management Trust, Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund, and Variable Insurance Products Fund II are not affiliated with PLACA.

                       SURRENDERS AND PARTIAL WITHDRAWALS

 -- SURRENDER: At any time while the Policy is in force, you may make a request to surrender your Policy and receive the net cash surrender value. A surrender may have tax consequences.

 -- PARTIAL WITHDRAWALS: After the first policy year, you may make a written request to withdraw part of the net cash surrender value, subject to the following rules. Partial withdrawals may have tax consequences.

  X You must request at least $1,500.

  X For each partial withdrawal, we deduct a $25 fee from the remaining policy account value.

  X If Death Benefit Option A is in effect, we will reduce the face amount by the amount of the partial withdrawal.

  X Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

                                 DEATH BENEFIT

 -- INSURANCE PROCEEDS: We pay insurance proceeds to the beneficiary upon due proof of the deaths of both insureds. The insurance proceeds are not payable, in whole or in part, at the time of the insured's first death. The insurance proceeds equal the death benefit and any additional insurance provided by rider less any indebtedness and unpaid monthly deductions.

 -- DEATH BENEFIT OPTION A AND OPTION B: You may choose between two death benefit options under the Policy. After the first policy year you may change death benefit options while the Policy is in force. We calculate the amount available under each death benefit option as of the last surviving insured's date of death.

  -- DEATH BENEFIT OPTION A is equal to the greater of:

      -- the face amount (which is the amount of insurance you select); OR

      -- the policy account value on the valuation day on or next following the last surviving insured's date of death multiplied by the applicable percentage listed in the table below.

  -- DEATH BENEFIT OPTION B is equal to the greater of:

      -- the face amount PLUS the policy account value; or

      -- the policy account value on the valuation day on or next following the last surviving insured's date of death multiplied by the applicable percentage listed in the table below.

     ATTAINED AGE                         ATTAINED AGE
OF THE YOUNGER INSURED  PERCENTAGE   OF THE YOUNGER INSURED  PERCENTAGE
----------------------  ----------   ----------------------  ----------
     40 and under          250%                60               130%
     45                    215%                65               120%
     50                    185%                70               115%
     55                    150%          75 through 90          105%
                                         95 through 99          100%

  For attained ages not shown, the percentages decrease pro rata for each full year.

                                   TRANSFERS

 --  You may make transfers among the Subaccounts and the Guaranteed Account.

 -- We charge $25 for the 13th and each additional transfer during a policy year.

 -- Transfers out of the Guaranteed Account may be made only within 30 days of a policy anniversary.

 -- The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

                                     LOANS

 -- You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the net cash surrender value. You may increase your risk of lapse if you take a loan. Loans may have tax consequences.

 -- We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each policy year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the policy year.

 -- We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th policy anniversary, and 5.50% annually thereafter.

 -- As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next policy anniversary) from the Separate Account and Guaranteed Account to the Loan Account.

 -- You may repay all or part of your indebtedness at any time while at least one insured is living and the Policy is in force.

 -- We deduct any indebtedness from the policy account value upon surrender, and from the insurance proceeds payable on the death of the last surviving insured.

                                 ILLUSTRATIONS

The illustrations provided in Appendix A at the end of this prospectus illustrate death benefits, policy account values, and net cash surrender values. These illustrations are based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. Your rates of return and insurance charges may be higher or lower than these illustrations. You should obtain a personalized illustration before purchasing a Policy.

                                 OTHER POLICIES

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and policy account value. To obtain more information about these other policies, contact our Service Center or your agent.

RISK SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following are some of the risks associated with the Policy.
--------------------------------------------------------------------------------

INVESTMENT RISK              If you invest your policy account value in one or
                             more Subaccounts, then you will be subject to the
                             risk that investment performance will be
                             unfavorable and that the policy account value will
                             decrease. You COULD lose everything you invest. If
                             you allocate net premiums to the Guaranteed
                             Account, then we credit your policy account value
                             (in the Guaranteed Account) with a declared rate of
                             interest, but you assume the risk that the rate may
                             decrease, although it will never be lower than a
                             guaranteed minimum annual effective rate of 4%.
--------------------------------------------------------------------------------

RISK OF LAPSE                If your net cash surrender value is not enough to
                             pay the monthly deduction and other charges, your
                             Policy may enter a 61-day grace period. We will
                             notify you that the Policy will lapse unless you
                             make a sufficient payment during the grace period.
                             Your Policy may also lapse if your indebtedness
                             reduces the net cash surrender value to zero. Your
                             Policy generally will not lapse: (1) during the
                             first 5 policy years, if you pay premiums (less any
                             indebtedness and partial withdrawals) in excess of
                             the minimum guarantee premium; (2) if you purchase
                             a Guaranteed Minimum Death Benefit rider and meet
                             certain conditions; or (3) if you make a payment
                             equal to 3 monthly deductions before the end of the
                             grace period. You may reinstate a lapsed Policy,
                             subject to certain conditions.
--------------------------------------------------------------------------------

TAX RISKS                    We anticipate that the Policy should generally be
                             deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of policy account value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.

                             Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

                             See "Federal Tax Considerations." You should
                             consult a qualified tax adviser for assistance in all Policy-related tax matters.
--------------------------------------------------------------------------------

SURRENDER RISKS              The surrender charge under the Policy applies for
                             15 policy years after the policy date. It is possible that you will receive no net cash surrender value if you surrender your Policy in the first few policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.

                             Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse, because surrender charges affect the net cash surrender value which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See "Risk of Lapse," above.
--------------------------------------------------------------------------------

LOAN RISKS                   A policy loan, whether or not repaid, will affect
                             policy account value over time because we subtract the amount of the loan from the Subaccounts and/or
                             Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

                             We reduce the amount we pay on the death of both insureds by the amount of any indebtedness. Your Policy may lapse if your indebtedness reduces the net cash surrender value to zero.
--------------------------------------------------------------------------------

THE COMPANY AND THE GUARANTEED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

We are a stock life insurance company. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed to Providentmutual Life and Annuity Company of America in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We established the Separate Account to support the investment options under the Policy and under other variable life insurance policies we may issue. Our general account supports the Guaranteed Account option under the Policy. As of December 31, 1999, we had total assets of approximately $1.7 billion.

We are a wholly owned subsidiary of Provident Mutual Life Insurance Company ("Provident Mutual"). On December 31, 1997, we entered into a support agreement with Provident Mutual whereby Provident Mutual agreed to maintain our total adjusted capital at the level of 200% of the "company action level" for risk-based capital at the end of each calendar quarter during the term of the agreement. Under the support agreement, Provident Mutual also agreed to maintain our cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. Other than this support agreement, Provident Mutual is under no obligation to invest money in us nor is it in any way a guarantor of our contractual obligations or obligations under the Policies.

IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

THE GUARANTEED ACCOUNT

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the monthly deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

WE HAVE NOT REGISTERED THE GUARANTEED ACCOUNT WITH THE SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

We established Providentmutual Variable Life Separate Account as a separate investment account under Delaware law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission.

We have divided the Separate Account into Subaccounts, each of which invests in shares of one portfolio of the following funds:

     -- The Market Street Fund, Inc.

     -- The Alger American Fund

     -- Neuberger Berman Advisers Management Trust

     -- Strong Opportunity Fund II, Inc.

     -- Strong Variable Insurance Funds, Inc.

     -- Van Eck Worldwide Insurance Trust

     -- Variable Insurance Products Fund

     -- Variable Insurance Products Fund II

The Subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

If investment in the funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Policy, or for any other reason in our sole discretion, we may substitute another fund or portfolio without your consent. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close Subaccounts to allocations of premiums or policy account value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

In addition, we reserve the right to make other structural and operational changes affecting the Separate Account. See "Additional Information -- Changes to the Separate Account."

THE PORTFOLIOS

The Separate Account invests in shares of certain portfolios. Each portfolio is part of a mutual fund that is registered with the Securities and Exchange Commission as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the Securities and Exchange Commission.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The following table summarizes each portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read these prospectuses carefully.

             PORTFOLIO           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER

ALL PRO LARGE CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in equity securities of companies among the 750 largest by market capitalization at the time of purchase, which the subadvisers believe show potential for growth in future earnings.
                             Investment adviser is Market Street Investment
                             Management Company; subadvisers are Cohen,
                             Klingenstein & Marks, Inc. and Geewax, Terker & Co.

ALL PRO LARGE CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The portfolio attempts to achieve this objective by investing primarily in undervalued equity securities of companies among the 750 largest by market capitalizations at the time of purchase that the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Equinox Capital
                             Management, Inc., Sanford C. Bernstein & Company,
                             Inc., and Mellon Equity Associates.

ALL PRO SMALL CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in equity securities of companies included in the Wilshire 5000 Equity Index at the time of purchase, which the subadvisers believe show potential for growth in future earnings.
                             Investment adviser is Market Street Investment
                             Management Company; subadvisers are Standish, Ayer
                             & Wood and Husic Capital Management.

ALL PRO SMALL CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The portfolio pursues this objective by investing primarily in undervalued equity securities of companies included in the Wilshire 5000 Equity
                             Index at the time of purchase, which the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street Investment Management Company;
                             subadvisers are Reams Asset Management Company, LLC and Sterling Capital Management Company.

EQUITY 500 INDEX PORTFOLIO   -- Seeks to provide long-term capital appreciation
                             by investing primarily in common stocks included in the Standard & Poor's 500(R) Composite Stock Price
                             Index.* Investment adviser is Market Street
                             Investment Management Company; subadviser is State
                             Street Global Advisors.

INTERNATIONAL PORTFOLIO      -- Seeks long-term growth of capital principally
                             through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies. Investment adviser is Market
                             Street Investment Management Company; subadviser is
                             The Boston Company Asset Management, Inc.

GROWTH PORTFOLIO             -- Seeks intermediate and long-term growth of
                             capital by investing in common stocks of companies believed to offer above-average growth

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Provident Mutual and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's" below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

                             potential over both the intermediate and the long-term. Current income is a secondary consideration. Investment adviser is Sentinel Advisors Company.

AGGRESSIVE GROWTH PORTFOLIO  -- Seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies. Investment adviser is Sentinel Advisors Company.

MANAGED PORTFOLIO            -- Seeks to realize as high a level of long-term
                             total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments, or a combination thereof.
                             Investment adviser is Sentinel Advisors Company.

BOND PORTFOLIO               -- Seeks to generate a high level of current income
                             consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities. Investment adviser is Sentinel
                             Advisors Company.

MONEY MARKET PORTFOLIO       -- Seeks to provide maximum current income
                             consistent with capital preservation and liquidity by investing in high-quality money market instruments. Investment adviser is Sentinel
                             Advisors Company.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO     -- Seeks long-term capital appreciation. It focuses
                             on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P
                             SmallCap 600 Index(R). Investment adviser is Fred
                             Alger Management, Inc.

NEUBERGER BERMAN LIMITED
MATURITY BOND PORTFOLIO      -- Seeks the highest available current income
                             consistent with low risk to principal and liquidity and secondarily, total return, through investment mainly in investment grade bonds. Investment adviser is Neuberger Berman Management
                             Incorporated.

NEUBERGER BERMAN PARTNERS
PORTFOLIO                    -- Seeks capital growth through investment mainly
                             in common stocks of medium- to large-capitalization companies. Investment adviser is Neuberger Berman
                             Management Incorporated.

STRONG OPPORTUNITY FUND II   -- Seeks capital growth by investing primarily in
                             stocks of medium-capitalization companies that the portfolio's manager believes are underpriced, yet have attractive growth prospects. Investment adviser is Strong Capital Management, Inc.

STRONG MID CAP GROWTH FUND
II -- Seeks capital growth by investing at least 65% of its assets in stocks of medium-capitalization companies that the portfolio's managers believe have favorable prospects for accelerating growth of earnings, but are selling at reasonable valuations based on earnings, cash flow, or asset value. Investment adviser is Strong Capital Management, Inc.

VAN ECK WORLDWIDE BOND
PORTFOLIO                    -- Seeks high total return through a flexible
                             policy of investing globally, primarily in debt securities. Investment adviser is Van Eck
                             Associates Corporation.

VAN ECK WORLDWIDE EMERGING
MARKETS PORTFOLIO            -- Seeks long-term capital appreciation by
                             investing primarily in equity securities in emerging markets around the world. Investment adviser is Van Eck Global Asset Management (Asia)
                             Limited.

VAN ECK WORLDWIDE HARD
ASSETS PORTFOLIO             -- Seeks long-term capital appreciation by
                             investing globally, primarily in "Hard Assets
                             Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production, or distribution of one or more of the following (together, "Hard Assets"):
                             (a) precious metals; (b) ferrous and non-ferrous metals; (c) gas, petroleum, petrochemicals, or other hydrocarbons; (d) forest products; (e) real estate; and (f) other basic non-agricultural commodities. Income is a secondary consideration.
                             Investment adviser is Van Eck Associates
                             Corporation.

VAN ECK WORLDWIDE REAL
ESTATE PORTFOLIO             -- Seeks to maximize total return by investing
                             primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets. Investment adviser is Van Eck
                             Associates Corporation.

VIP EQUITY-INCOME PORTFOLIO  -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio considers the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index. Investment adviser is Fidelity Management & Research Company.

VIP GROWTH PORTFOLIO         -- Seeks to achieve capital appreciation. The VIP
                             Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks. Investment adviser is Fidelity Management & Research Company.

VIP HIGH INCOME PORTFOLIO    -- Seeks to obtain a high level of current income
                             by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. Investment adviser is Fidelity Management & Research Company.

VIP OVERSEAS PORTFOLIO       -- Seeks long term growth of capital primarily
                             through investments in foreign securities. The VIP
                             Overseas Portfolio provides a means for
                             diversification by participating in companies and economies outside of the United States. Investment adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.

VIP II ASSET MANAGER
PORTFOLIO                    -- Seeks to obtain high total return with reduced
                             risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. Investment adviser is Fidelity
                             Management & Research Company; subadvisers are
                             Fidelity Management & Research (U.K.) Inc. and
                             Fidelity Management & Research (Far East) Inc.

VIP II CONTRAFUND(R)
PORTFOLIO                    -- Seeks capital appreciation by investing in
                             securities of companies where value is not fully recognized by the public. Investment adviser is

                             Fidelity Management & Research Company; subadvisers are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

VIP II INVESTMENT GRADE
BOND PORTFOLIO               -- Seeks high current income by investing in
                             investment-grade debt securities. Investment adviser is Fidelity Management & Research Company.

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under
Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing. See "Additional Information -- Potential Conflicts of Interest."

THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

PLACA may receive compensation from the investment adviser of a fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the Policies and other policies issued by PLACA. These percentages differ, and some advisers (or affiliates) may pay us more than others.

PLEASE READ THE PORTFOLIO PROSPECTUSES TO OBTAIN MORE COMPLETE INFORMATION REGARDING THE PORTFOLIOS. KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

THE POLICY
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PURCHASING A POLICY

To purchase a Policy, you must submit a completed application and an initial premium to us at our Service Center. You may also send the application and initial premium to us through any licensed life insurance agent who is appointed by PLACA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers.

Generally, the Policy is available for two insureds, each between the ages of 21 and 85 and with a joint equal age between 25 and 85. We can provide you with details as to our underwriting standards when you apply for a Policy. The minimum initial face amount is $100,000. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.

WHEN INSURANCE COVERAGE TAKES EFFECT

Full insurance coverage under the Policy will take effect only if both proposed insureds are alive and in the same condition of health as described in the application when we deliver the Policy to you, and if the minimum initial premium has been paid.

TEMPORARY INSURANCE COVERAGE. Before full insurance coverage takes effect, you may receive temporary insurance coverage, subject to our underwriting rules and Policy conditions, if:

     1. You answer "no" to the health questions in the temporary insurance agreement; and

     2.  You pay the minimum initial premium when the application is signed.

Temporary insurance coverage shall not exceed the lesser of:

     1.  The face amount applied for, including term insurance riders; or

     2.  $500,000.

If we do not approve your application, we will make a full refund of the initial premium paid with the application.

If insurance does not take effect under these conditions, then no insurance shall take effect unless a Policy is delivered to and accepted by the applicant, and the minimum initial premium is paid before any change in the insurability of any proposed insured since the date of application.

Temporary life insurance coverage is void if the application contains any material misrepresentation. Benefits will also be denied if any proposed insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

     -- 5 days from the date we mail you notification of termination of coverage; or

     -- the date that full insurance coverage takes effect under the Policy; or

     -- the date a policy, other than the Policy applied for, is offered to you;
        or

     -- the 90th day from the date of the temporary agreement.

FULL INSURANCE COVERAGE. Once we determine that the insureds meet our underwriting requirements, full insurance coverage begins, we issue the Policy, and we begin to deduct monthly charges from your policy account value. This date is the policy issue date.

CANCELING A POLICY (FREE LOOK RIGHT)

INITIAL FREE LOOK. You may cancel a Policy during the free look period by providing written notice of cancellation and returning the Policy to us or to the agent who sold it. The free look period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the free look period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we will refund an amount equal to the sum of:

     1. The policy account value as of the date we receive the returned Policy, plus

     2.  Any premium expense charges deducted from premiums paid, plus

     3.  Any monthly deductions charged against the policy account value, plus

     4. An amount reflecting other charges deducted (directly or indirectly) under the Policy.

The free look period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and indebtedness).

OWNERSHIP RIGHTS

The Policy belongs to the owner named in the application. While at least one insured is living, the owner may exercise all of the rights and options described in the Policy. The insureds jointly are the owner unless a different owner is named in the application or thereafter changed. After the death of the first insured, the last surviving insured is the owner unless otherwise provided. If the insureds and owner are not the same, and the owner dies while an insured is still living, ownership rights will vest in the estate of the owner, unless otherwise provided. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The owner may exercise certain rights described below.

SELECTING AND CHANGING THE
BENEFICIARY                   --  You designate the beneficiary (the person to
                                  receive the insurance proceeds when the last surviving insured dies) in the application.

                              -- You may designate more than one beneficiary. If you designate more than one beneficiary, then each beneficiary that survives both insureds shares equally in any insurance proceeds unless the beneficiary designation states otherwise.

                              -- If there is not a designated beneficiary surviving at the last surviving insured's death, we will pay the insurance proceeds in a lump sum to the last surviving insured's estate.

                              -- You can change the beneficiary by providing us with written notice while at least one insured is living.

                              -- The change is effective as of the date you complete and sign the written notice, regardless of whether an insured is living when we receive the notice.

                              -- We are not liable for any payment or other actions we take before we receive your written notice.

                              --  A beneficiary generally may not pledge,
                                  commute, or otherwise encumber or alienate
                                  payments under the Policy before they are due.
--------------------------------------------------------------------------------

CHANGING THE OWNER            --  You may change the owner by providing a
                                  written notice to us at any time while at least one insured is alive.

                              -- The change is effective as of the date you complete and sign the written notice, regardless of whether an insured is living when we receive the request.

                              -- We are not liable for any payment or other actions we take before we receive your written notice.

                              -- Changing the owner does not automatically change the beneficiary or the insureds.

                              -- Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.

ASSIGNING THE POLICY          --  You may assign Policy rights while at least
                                  one insured is alive by submitting written notice to us.

                              --  Your interests and the interests of any
                                  beneficiary or other person will be subject to any assignment.

                              -- You retain any ownership rights that are not assigned.

                              --  Assignments are subject to any policy loan.

                              --  We are not:

                                  -- bound by any assignment unless we receive a
                                     written notice of the assignment;

                                  -- responsible for the validity of any
                                     assignment or determining the extent of an assignee's interest; or

                                  -- liable for any payment we make before we
                                     receive written notice of the assignment.

                              --  Assigning the Policy may have tax
                                  consequences. See "Federal Tax
                                  Considerations -- Tax Treatment of Policy
                                  Benefits."

PREMIUMS
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MINIMUM INITIAL PREMIUM.  The minimum initial premium is due on or before the date the Policy is delivered. No insurance will take effect until the minimum initial premium is paid, and the health and other conditions of the insureds described in the application must not have changed.

PREMIUM FLEXIBILITY. When you apply for a Policy, you will elect to pay premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay premiums according to any schedule. You have flexibility to determine the frequency and the amount of the premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice. You may also send your premium payments to our Service Center. If you have an outstanding policy loan, we will credit all payments you send to us as loan repayments unless you provide written notice for the payments to be applied as premium payments. You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."

You may not pay any premiums after the Policy's final policy date. You may not pay premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days written notice to you. We have the right to limit or refund any premium or portion of a premium if:

     1. The premium would disqualify the Policy as a life insurance contract under the Code;

     2. The amount you pay is less than the minimum dollar amount allowed (currently $20); or

     3. The premium would increase the net amount at risk (unless you provide us with satisfactory evidence of insurability).

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the final policy date, or the date when either: (1) the last surviving insured dies; (2) the grace period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your written notice requesting a surrender of the Policy.

MINIMUM GUARANTEE PREMIUM. The minimum guarantee premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 policy years. Your Policy's specifications page will show a minimum guarantee premium amount for your Policy, which is based on each insured's issue age, sex, premium class, face amount, and riders. The minimum guarantee premium will increase if you add supplemental benefits to your Policy. The minimum guarantee premium will decrease for any supplemental benefit you decrease or discontinue. The minimum guarantee premium will not decrease if you decrease the face amount. See "Death Benefit -- Changing the Face Amount."

PREMIUM LIMITATIONS. The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding these limits, we will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the policy account value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes which affect the amount of the death benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.

TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

When you apply for a Policy, you must instruct us in the application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

      -- Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

      -- We will allocate the net premium as of the date we receive it at our Service Center according to your current premium allocation instructions.

      -- You can change the allocation instructions for additional net premiums without charge by providing us with written notice. Any change in allocation instructions will be effective on the date we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Certain states require us to refund all payments (less any partial withdrawals and indebtedness) in the event you cancel the Policy during the free look period. See "Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the policy issue date; or (2) the date we receive the minimum initial premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the application. We invest all net premiums paid thereafter based on the allocation percentages then in effect.

POLICY ACCOUNT VALUES
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POLICY ACCOUNT VALUE

The policy account value serves as the starting point for calculating values under a Policy.

POLICY ACCOUNT VALUE:         --  equals the sum of all values in the Guaranteed
                                  Account, the Loan Account, and in each
                                  Subaccount;
                              --  is determined first on the policy date and
                                  then on each valuation day; and
                              --  has no guaranteed minimum amount and may be
                                  more or less than premiums paid.

NET CASH SURRENDER VALUE

The net cash surrender value is the amount we pay to you when you surrender your Policy. We determine the net cash surrender value at the end of the valuation period when we receive your written surrender request.

NET CASH SURRENDER VALUE AT
THE END OF ANY VALUATION
DAY EQUALS:                   --  the policy account value as of such date;
                                  MINUS
                              --  any surrender charge as of such date; MINUS
                              --  any outstanding indebtedness.

SUBACCOUNT VALUE

At the end of any valuation period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS IN ANY
SUBACCOUNT AT THE END OF
ANY VALUATION DAY EQUALS:     --  the initial units purchased at the unit value
                                  on the policy issue date; PLUS
                              --  units purchased with additional net premiums;
                                  PLUS
                              --  units purchased with special policy account
                                  value credit (see "Policy Account
                                  Values -- Special Policy Account Value
                                  Credit"); PLUS
                              --  units purchased via transfers from another
                                  Subaccount, the Guaranteed Account, or the Loan Account; MINUS
                              --  units redeemed to pay for monthly deductions;
                                  MINUS
                              --  units redeemed to pay for partial withdrawals;
                                  MINUS
                              --  units redeemed as part of a transfer to
                                  another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the valuation period.

UNIT VALUE

We determine a unit value for each Subaccount to reflect how investment performance affects the policy account value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY
SUBACCOUNT AT THE END OF
ANY VALUATION DAY EQUALS:     --  the unit value of the Subaccount on the
                                  immediately preceding valuation day;
                                  MULTIPLIED BY
                              --  the net investment factor for that Subaccount
                                  on that valuation day.

THE NET INVESTMENT FACTOR:    --  measures the investment performance of a
                                  Subaccount from one valuation period to the next;
                              --  increases to reflect investment income and
                                  capital gains (realized and unrealized) for the shares of the underlying portfolio; and
                              --  decreases to reflect any capital losses
                                  (realized and unrealized) for the shares of the underlying portfolio, as well as the mortality and expense risk charge.

GUARANTEED ACCOUNT VALUE

On the policy issue date, the Guaranteed Account value is equal to the net premiums allocated to the Guaranteed Account, less the portion of the first monthly deduction taken from the Guaranteed Account.

THE GUARANTEED ACCOUNT
VALUE AT THE END OF ANY
VALUATION DAY IS EQUAL TO:    --  the net premium(s) allocated to the Guaranteed
                                  Account; PLUS
                              --  any amounts transferred to the Guaranteed
                                  Account (including amounts transferred from the Loan Account); PLUS
                              --  interest credited to the Guaranteed Account;
                                  MINUS
                              --  amounts deducted to pay for monthly
                                  deductions; MINUS
                              --  amounts withdrawn from the Guaranteed Account;
                                  MINUS
                              --  amounts transferred from the Guaranteed
                                  Account to a Subaccount or to the Loan
                                  Account.

Interest will be credited to the Guaranteed Account on each policy processing day as follows:

     -- for amounts in the Guaranteed Account for the entire policy month -- interest will be credited from the beginning to the end of the policy month

     -- for amounts allocated to the Guaranteed Account during the prior policy month -- interest will be credited from the date the net premium or loan repayment is allocated to the end of the policy month

     -- for amounts transferred to the Guaranteed Account during the prior policy month -- interest will be credited from the date of the transfer to the end of the policy month

     -- for amounts deducted or withdrawn from the Guaranteed Account during the prior policy month - - interest will be credited from the beginning of the prior policy month to the date of deduction or withdrawal

SPECIAL POLICY ACCOUNT VALUE CREDIT

The special policy account value credit is an amount added to the policy account value in the Subaccounts on each policy processing day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the policy account value less the Loan Account value equals or exceeds $500,000.

SPECIAL POLICY ACCOUNT VALUE CREDIT   --  0.03% MULTIPLIED BY
IS EQUAL TO:                          --  the policy account value in the Subaccounts.

The special policy account value credit is intended to offset a portion of the mortality and expense risk charge.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
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We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:     --  the death benefit, cash, and loan benefits under the
                                          Policy
                                      --  investment options, including premium allocations
                                      --  administration of elective options
                                      --  the distribution of reports to owners
COSTS AND EXPENSES WE INCUR:          --  costs associated with processing and underwriting
                                          applications, and with issuing and administering the Policy
                                          (including any riders)
                                      --  overhead and other expenses for providing services and benefits
                                      --  sales and marketing expenses
                                      --  other costs of doing business, such as collecting
                                          premiums, maintaining records, processing claims, effecting transactions, and paying Federal, state, and local
                                          premium and other taxes and fees
RISK WE ASSUME:                       --  that the cost of insurance charges we may deduct are
                                          insufficient to meet our actual claims because insureds die sooner than we estimate
                                      --  that the costs of providing the services and benefits
                                          under the Policies exceed the charges we deduct

PREMIUM EXPENSE CHARGE

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the net premium) to your policy account value according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 policy years and 1.5% of each premium payment thereafter. We collect this charge to compensate us partially for Federal taxes and the cost of selling the Policy. We may increase this charge to a maximum of 6% of each premium payment.

MONTHLY DEDUCTION

We deduct a monthly deduction from the policy account value on the policy date and on each policy processing day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for monthly deductions you chose at the time of application, or as later changed by written notice. If we cannot make a monthly deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned policy account value on the policy processing day). Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

If the policy date is set prior to the policy issue date, a monthly deduction will accrue on the policy date and on each policy processing day until the policy issue date. On the policy issue date, these accrued monthly deductions will be deducted from the policy account value. The maximum amount deducted on the policy issue date will equal the sum of 6 monthly deductions. We will then deduct a monthly deduction from the policy account value on each policy processing day thereafter as described above.

The monthly deduction has 4 components:

     -- the cost of insurance charge

     -- the monthly administrative charge

     -- the initial administrative charge (for the first 12 policy processing days)

     -- charges for any riders (as specified in the applicable rider(s))

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (issue age, sex, premium class, policy year, and face amount) that would cause it to vary from Policy to Policy and from policy processing day to policy processing day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy.

COST OF      The cost of insurance charge is equal to:
INSURANCE    -- the monthly cost of insurance rate; MULTIPLIED BY
CHARGE       -- the net amount at risk for your Policy on the policy
                processing day.

         The net amount at risk is equal to:

              -- the death benefit on the policy processing day; MINUS
              -- the policy account value on the policy processing day.

Cost of insurance rates. We base the cost of insurance rates on each insured's attained age, sex, premium class, number of full years the insurance has been in force, and the face amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each insured's attained age, sex, and premium class. Any change in the cost of insurance rates will apply to all pairs of insureds of the same attained age, sex, premium class, and number of full years insurance has been in force.

Premium class. The premium class of each insured will affect the cost of insurance rates. We currently place insureds into standard classes and classes with extra ratings, which reflect higher mortality risks.

      -- In an otherwise identical Policy, insureds in the standard class will have a lower cost of insurance than insureds in a class with extra ratings.

      -- The standard premium class is divided into 3 categories: smoker, nonsmoker, and preferred.

       -- Nonsmoking insureds will generally incur lower cost of insurance rates than insureds who are classified as smokers in the same premium class.

       -- Preferred insureds will generally incur lower cost of insurance rates than insureds who are classified as nonsmokers.

MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of face amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $12 plus $.03 per $1,000 of face amount per month.

INITIAL ADMINISTRATIVE CHARGE. On the first 12 policy processing days, we deduct an initial administrative charge for policy issue costs. The initial administration charge is $17.50 plus an amount per $1,000 of face amount as follows:

              $0.11 per $1,000 on the first million of face amount $0.09 per $1,000 on the next million of face amount $0.07 per $1,000 on the next million of face amount $0.05 per $1,000 on the next million of face amount $0.03 per $1,000 on the next million of face amount $0 on the excess face amount over $5 million

CHARGES FOR RIDERS. The monthly deduction includes charges for any supplemental insurance benefits you add to your Policy by rider. See "Other Policy Information -- Supplemental Benefits and Riders."

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insureds will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is equal to:

      --  the assets in each Subaccount, MULTIPLIED BY

      -- 0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all policy years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 0.90%. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the special policy account value credit. See "Policy Account
Value -- Special Policy Account Value Credit."

SURRENDER CHARGES

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and Policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

SURRENDER CHARGE. If your Policy lapses or you fully surrender your Policy during the first 15 policy years, we deduct a surrender charge from your policy account value and pay the remaining amount (less any outstanding indebtedness) to you. The payment you receive is called the net cash surrender value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

     1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in face amount.

                                                              CHARGE PER $1,000
POLICY YEAR(S)                                                 OF FACE AMOUNT
--------------                                                -----------------
1-11........................................................        $5.00
12..........................................................        $4.00
13..........................................................        $3.00
14..........................................................        $2.00
15..........................................................        $1.00
16+.........................................................        $ -0-

     2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in face amount), where:

        a = 30% of all premiums paid to the date of surrender or lapse; or

        b = the following percentage of target premium:

                                          % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                                       POLICY YEARS
                                                       ------------
JOINT EQUAL AGE                           1-11    12     13     14     15     16
---------------                           ----    ---    ---    ---    ---    ---
25-71...................................    60%    48%    36%    24%    12%     0%
72-73...................................    50     40     30     20     10      0
74-75...................................    40     32     24     16      8      0
76-78...................................    30     24     18     12      6      0
79-83...................................    20     16     12      8      4      0
84-85...................................    10      8      6      4      2      0

DECREASE IN FACE AMOUNT. In the event of a decrease in face amount before the end of the 15th policy year, we deduct a charge that is a portion of the surrender charge.

     -- We determine this portion by dividing the amount of the decrease by the current face amount and multiplying the result by the surrender charge.

     -- We will deduct the surrender charge applicable to the decrease from the policy account value and the remaining surrender charge will be reduced by the amount deducted.

     -- Where a decrease causes a partial reduction in the face amount, we will deduct a proportionate share of the surrender charge.

     -- We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned policy account value.

The surrender charge and target premium vary based on each insured's attained age, sex, premium class, and initial face amount. The maximum target premium for any Policy is $78.61 per $1,000 of face amount. Your Policy's specifications page indicates the surrender charges and target premium applicable to your Policy.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THIS CHARGE BEFORE YOU REQUEST A SURRENDER OR DECREASE IN FACE AMOUNT. Under some circumstances the level of surrender charges might result in no net cash surrender value available.

PARTIAL WITHDRAWAL CHARGE

After the first policy year, you may request a partial withdrawal from your policy account value. For each partial withdrawal, we will deduct a $25 fee from the remaining policy account value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations which may be required because of the partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each policy year with no additional charge.

      -- We deduct $25 for the 13th and each additional transfer made during a policy year to compensate us for the costs of processing these transfers.

      -- For purposes of assessing the transfer charge, we consider each telephone or written request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

      --  We deduct the transfer charge from the amount being transferred.

      -- Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. For further information, consult the portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the summary of this prospectus.

DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURANCE PROCEEDS

As long as the Policy is in force, we will pay the insurance proceeds to the beneficiary once we receive satisfactory proof of both insureds' deaths. We may require you to return the Policy. We will pay the insurance proceeds in a lump sum or under a settlement option. If the beneficiary dies before the last surviving insured, we will pay the insurance proceeds in a lump sum to the last surviving insured's estate. See "Death Benefit -- Settlement Options" and "Other Policy Information -- Payment of Policy Benefits."

INSURANCE PROCEEDS EQUAL:             -- the death benefit (described below); PLUS
                                      -- any additional insurance provided by rider; MINUS
                                      -- any unpaid monthly deductions; MINUS
                                      -- any outstanding indebtedness.

If all or part of the insurance proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving insured's death to the date we make payment.

A decrease in the face amount will decrease the death benefit.

We may further adjust the amount of the insurance proceeds under certain circumstances. See "Other Policy Information -- Our Right to Contest the Policy," and "Other Policy Information -- Misstatement of Age or Sex."

DEATH BENEFIT OPTIONS

The Policy provides two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the last surviving insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's net cash surrender value. See "Policy Lapse and Reinstatement."

The Death Benefit                     --   the face amount; OR
under OPTION A is the greater of:     --   the policy account value (determined on the valuation day on or next following the date of the last surviving insured's death) multiplied by the applicable percentage listed in the table below.
The Death Benefit under OPTION B is   --   the face amount PLUS the policy account value (determined on
the greater of:                            the valuation day on or next following the date of the last surviving insured's death); OR
                                      --   the policy account value (determined on the valuation day on or next following the date of the last surviving insured's death) multiplied by the applicable percentage listed in the table below.

ATTAINED AGE OF               ATTAINED AGE OF
  THE YOUNGER                   THE YOUNGER
    INSURED      PERCENTAGE       INSURED       PERCENTAGE
---------------  ----------   ---------------   ----------
 40 and under       250%            60             130%
      45            215%            65             120%
      50            185%            70             115%
      55            150%      75 through 90        105%
                              95 through 99        100%

For attained ages not shown, the percentages decrease pro rata for each full year.

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy account value, you should choose Option A.

The amount of the death benefit may vary with the policy account value.

     -- Under Option A, the death benefit will vary with the policy account value whenever the policy account value multiplied by the applicable percentage is greater than the face amount.

     -- Under Option B, the death benefit will always vary with the policy account value.

CHANGING DEATH BENEFIT OPTIONS

After the first policy year, you may change death benefit options without evidence of insurability and with no additional charge while the Policy is in force. Changing the death benefit option may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

     -- You must submit a written request for any change in death benefit options.

     -- We may require you to return your Policy to make a change.

     -- The effective date of the change in death benefit option will be the policy processing day on or following the date when we approve your request for a change.

If you change from OPTION A TO OPTION B:

     X We will decrease the face amount by the policy account value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the policy account value increases (unless the death benefit is based on the applicable percentage of policy account value).

     X If the face amount would be reduced to less than the minimum initial face amount issued, then we will not allow the change in death benefit option.

If you change from OPTION B TO OPTION A:

     X The face amount will be increased by the policy account value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X Unless the death benefit is based on the applicable percentage of policy account value, if the policy account value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

DECREASING THE FACE AMOUNT

You select the face amount when you apply for the Policy. After the first policy year, you may decrease the face amount subject to the conditions described below. (Decreases are not allowed for policies issued in Virginia.) We may require you to return your Policy to make a decrease. Decreasing the face amount may have tax consequences and you should consult a tax adviser before doing so.

         -- You must submit a written request to decrease the face amount, but you may not decrease the face amount below the minimum initial face amount. The decrease must be for at least $25,000.

         -- Any decrease will be effective on the policy processing day on or next following the date we approve your request.

         -- Decreasing the face amount may result in a surrender charge which will reduce policy account value.

         -- A decrease in face amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the initial face amount.

         -- We will not allow a decrease in face amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

         -- Decreasing the face amount will not affect the minimum guarantee premium, unless you have elected the Guaranteed Minimum Death Benefit rider.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center. See "Other Policy Information -- Payment of Policy Benefits."

SURRENDERS AND PARTIAL WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SURRENDERS

You may request to surrender your Policy for its net cash surrender value as calculated at the end of the valuation day when we receive your request, subject to the following conditions:

      -- You must complete and sign our surrender form and send it to us at our Service Center. You may obtain the surrender form by calling us at
          (800) 688-5177.

      -- At least one insured must be alive and the Policy must be in force when you make your request, and the request must be made before the final policy date. We may require that you return the Policy.

      -- If you surrender your Policy during the first 15 policy years, you will incur a surrender charge. See "Charges and Deductions -- Surrender Charges."

      -- Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

      -- We will pay the net cash surrender value to you in a lump sum within 7 days after we receive your completed, signed surrender form unless you request other arrangements.

      --  A surrender may have tax consequences. See "Federal Tax
          Considerations -- Tax Treatment of Policy Benefits."

PARTIAL WITHDRAWALS

After the first policy year, you may make a written request to withdraw part of the net cash surrender value subject to the following conditions:

     -- You must request at least $1,500.

     -- For each partial withdrawal, we deduct a $25 fee from the remaining policy account value. See "Charges and Deductions -- Partial Withdrawal Charge."

     -- At least one insured must be alive and the Policy must be in force when you make your request, and this request must be made before the final policy date.

     -- You can specify the Subaccount(s) and Guaranteed Account from which to make the partial withdrawal. Otherwise, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned policy account value).

     -- You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the face amount below the minimum face amount.

     -- If Death Benefit Option A is in effect, we will reduce the face amount by the amount of the partial withdrawal (including the partial withdrawal fee).

     -- We will process the partial withdrawal at the unit values next determined after we receive your request.

     -- We generally will pay a partial withdrawal request within 7 days after the valuation day when we receive the request.

     -- A partial withdrawal can affect the face amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions -- Monthly Deduction")).

     -- If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

     -- Partial withdrawals may have tax consequences. See "Federal Tax
        Considerations -- Tax Treatment of Policy Benefits."

TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may make transfers between and among the Subaccounts and the Guaranteed Account. We determine the amount you have available for transfers at the end of the valuation period when we receive your written request. The following features apply to transfers under the Policy:

     -- You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

     -- We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a policy year. Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing the transfer charge. See "Transfers -- Dollar Cost Averaging,"
        "Transfers -- Automatic Asset Rebalancing," and "Other Policy Information -- Additional Transfer Rights."

     -- We consider each telephone or written request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

     -- We process transfers based on unit values determined at the end of the valuation day when we receive your transfer request. The corresponding portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each valuation period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

TRANSFERS FROM THE GUARANTEED ACCOUNT. You may make one transfer out of the Guaranteed Account within 30 days prior to or following each policy anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If we receive your written request for this transfer prior to the policy anniversary, the transfer will be made as of the policy anniversary. If this request is received after the policy anniversary, the transfer will be made as of the date we receive the written request.

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program in the application or by completing an election form that we receive by the beginning of the month. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Each month on the policy processing day, we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

DOLLAR COST AVERAGING PERIOD                           MINIMUM AMOUNT
----------------------------                           --------------
         6 months                                         $ 3,000
        12 months                                         $ 6,000
        18 months                                         $ 9,000
        24 months                                         $12,000
        30 months                                         $15,000
        36 months                                         $18,000

If you have elected dollar cost averaging, the program will start on the first policy processing day after the later of:

     1.  The policy date;

     2. The end of the 15-day period when premiums have been allocated to the Money Market Subaccount; or

     3. When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

DOLLAR COST AVERAGING WILL END IF:     -- we receive your written request to cancel your
                                          participation;
                                       -- the value in the chosen Subaccount is insufficient to
                                          make the transfer;
                                       -- the specified number of transfers has been completed; or
                                       -- the Policy enters the grace period.

You will receive written notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' written notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a policy loan is outstanding.

AUTOMATIC ASSET REBALANCING

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy account value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the policy account value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer policy account value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy account value in the Guaranteed Account is not available for this program.

TO PARTICIPATE IN THE AUTOMATIC ASSET  -- you must elect this feature in the application or after
REBALANCING PROGRAM:                      issue by submitting an automatic asset rebalancing request form to our Service Center; and
                                       -- you must have a minimum policy account value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation which occurs under the automatic asset rebalancing program will NOT be counted towards the 12 "free" transfers allowed during each policy year. You can end this program at any time.

AUTOMATIC ASSET REBALANCING WILL END   -- the total value in the Subaccounts is less than $1,000;
IF:                                       or
                                       -- we receive your written request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

LOANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

While the Policy is in force, you may submit a written request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS:

      --   The MINIMUM LOAN you may take is $500.

      -- The MAXIMUM LOAN you may take is the net cash surrender value on the date of the loan.

      -- To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the earned interest rate and the charged interest rate to the next policy anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned policy account value.

      -- We charge you 6% interest per year (charged interest rate) on your loan. Interest is due and payable at the end of each policy year. Unpaid interest becomes part of the outstanding loan and accrues interest. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the policy account value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned policy account value.

      -- Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to net premiums allocated to the Guaranteed Account. We currently credit 4.5% to amounts in the Loan Account until the 15th policy anniversary, and 5.50% annually thereafter. The tax consequences associated with loans taken from or secured by a Policy that is not a MEC are unclear when the interest earned on the loan is increased to 5.50%.

      -- We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. We also recalculate collateral under these situations. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

      -- You may repay all or part of your indebtedness at any time while at least one insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

      -- While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide written notice for the payments to be applied as premium payments.

      -- We deduct any indebtedness from the policy account value upon surrender, and from the insurance proceeds payable on the last surviving insured's death.

      -- If your indebtedness causes the net cash surrender value on a policy processing day to be less than the monthly deduction due, your Policy will enter a grace period. See "Policy Lapse and Reinstatement."

      -- We normally pay the amount of the loan within 7 days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See "Other Policy Information -- Payments We Make."

EFFECT OF POLICY LOANS

A loan, whether or not repaid, affects the Policy, the policy account value, the net cash surrender value, and the death benefit. The insurance proceeds and net cash surrender value include reductions for the amount of any indebtedness. Repaying a loan causes the death benefit and net cash surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the policy account value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the policy account value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a policy loan is likely to be.

There are risks involved in taking a loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for Federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The owner of such a Policy should seek competent advice before requesting a policy loan.

POLICY LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LAPSE

Your Policy may enter a 61-day grace period and possibly lapse (terminate without value) if the net cash surrender value is not enough to pay the monthly deduction and other charges. If you have taken a loan, then your Policy also will enter a grace period (and possibly lapse) whenever your indebtedness reduces the net cash surrender value to zero.

Your Policy will NOT lapse:

     1. During the first 5 policy years, if you pay premiums (less any indebtedness and partial withdrawals) in excess of the minimum guarantee premium;

     2. If you purchase a Guaranteed Minimum Death Benefit rider and meet certain conditions (see "Other Policy Information -- Supplemental Benefits and Riders"); or

     3. If you make a payment equal to 3 monthly deductions before the end of the grace period.

If your Policy enters a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will indicate that the payment amount of 3 monthly deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed Policy if you meet certain requirements. If the last surviving insured dies during the grace period, we will pay the insurance proceeds.

REINSTATEMENT

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both insureds are alive and within 3 years after the end of the grace period (and prior to the final policy date) by submitting all of the following items to us at our Service Center:

     1.  A written notice requesting reinstatement;

     2.  Evidence of insurability we deem satisfactory; and

     3. Payment of sufficient premium to keep the Policy in force for at least 3 months.

The effective date of reinstatement will be the first policy processing day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same policy date as it had prior to the lapse. Upon reinstatement, the policy account value will be based upon the premium paid to reinstate the Policy.

FEDERAL TAX CONSIDERATIONS
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The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. Nevertheless, we believe that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the Separate Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the policy account value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs and receive less favorable tax treatment than other life insurance contracts. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during any policy year. Certain changes in a Policy after it is issued could also cause it to be classified as a MEC. A reduction in the Policy's death benefits at any time below the lowest level of death benefits payable during the first seven Policy years could cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax adviser to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

      -- All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned policy account value immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions.

      -- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

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

      -- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

If a Policy becomes a MEC, distributions that occur during the policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, there is some uncertainty as to the tax treatment of amounts in the Loan Account after the 15th policy anniversary under a Policy that is not a MEC. You should consult a tax adviser on this point.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

POLICY LOANS. In general, interest you pay on a loan from a Policy will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

TAXATION OF POLICY SPLIT. The Policy Split Option rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

CONTINUATION BEYOND AGE 100. The tax consequences of continuing the Policy beyond the younger insured's attained age 100 are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the younger insured's attained age 100.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

OTHER POLICY INFORMATION
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PAYMENT OF POLICY BENEFITS

BENEFIT PAYABLE ON FINAL POLICY DATE. If one of the insureds is living on the final policy date (at the younger insured's attained age 100), we will pay you the policy account value less any indebtedness and any unpaid monthly deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the final policy date. You may elect to continue the Policy beyond the younger insured's attained age 100 under the Final Policy Date Extension rider.

INSURANCE PROCEEDS. Insurance proceeds will ordinarily be paid to the beneficiary within 7 days after we receive proof of the last surviving insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving insured's death. We pay insurance proceeds in a single sum unless you have selected an alternative settlement option. If insurance proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the insurance proceeds from the date of the last surviving insured's death until payment is made.

SETTLEMENT OPTIONS. In lieu of a single sum payment on death, surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied.

     -- Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1 month intervals.

     -- Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

     -- Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3 month intervals. Payments may be increased by additional interest which would increase the installments certain.

     -- Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

     -- Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to all settlement options. We may declare additional rates of interest in our sole discretion. See "Death Benefit -- Insurance Proceeds" and the Policy for more details.

THE POLICY

The Policy, application(s), policy schedule pages, and any riders are the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

TELEPHONE REQUESTS

We may accept telephone instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans, and exercise of the special transfer right, subject to the following conditions:

     -- You must complete and sign our telephone request form and send it to us.
        You also may authorize us in the application or by written notice to act upon transfer instructions given by telephone.

     -- You may designate in the telephone request form a third party to act on your behalf in making telephone requests.

     -- We will employ reasonable procedures to confirm that telephone instructions are genuine.

     -- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     -- These procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

     -- We reserve the right to suspend telephone instructions at any time for any class of policies for any reason.

OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the insureds in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each insured's lifetime for 2 years, except for nonpayment of the minimum initial premium. Likewise, we will not contest any Policy change that requires evidence of insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each insured's lifetime.

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

SPLIT DOLLAR ARRANGEMENTS

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., net cash surrender value or insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the net cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the net cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

SUICIDE EXCLUSION

The Policy will terminate and our liability will be limited to an amount equal to the premiums paid, less any indebtedness, and less any partial withdrawals previously paid if:

     (a) both insureds commit suicide, while sane or insane, within 2 years of the policy issue date (except where state law requires a shorter period) and within 90 days of each other;

     (b) the last surviving insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the insureds to die; or

     (c) the last surviving insured lives for more than 90 days beyond the date that the first insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first insured dies by suicide, the surviving insured may exchange the Policy, without evidence of insurability, for a permanent life policy issued by PLACA on the life of the surviving insured. The policy issue date for the new policy will be the 91st day after the date of the first insured's death. In the event that one of the insureds commits suicide within 2 years of the policy issue date and the surviving insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If one of the insureds commits suicide within 2 years of the policy issue date (or shorter period required by state law) and the surviving insured dies, other than by suicide, within 90 days of the date of the first death, PLACA will pay the insurance proceeds to the beneficiary.

If an insured commits suicide, while sane or insane, within 2 years from the effective date of any change which increases the death benefit, the Policy will terminate and our liability with respect to the amount of increase will be limited to the sum of the monthly deductions for the cost of insurance attributable to the increase and the expense charge for the increase in face amount previously deducted from policy account value.

Certain states may require suicide exclusion provisions that differ from those stated here.

MISSTATEMENT OF AGE OR SEX

If either insured's age or sex was stated incorrectly in the application, we will adjust the death benefit and any benefits provided by riders to the amount that would have been payable at the correct age and sex based on the most recent monthly deduction. No adjustment will be made to the policy account value.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

     -- to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

     -- to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

     -- to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.

PAYMENTS WE MAKE

We usually pay the amounts of any surrender, partial withdrawal, insurance proceeds, loan, or settlement options within 7 days after we receive all applicable written notices, permitted telephone requests, and/or due proofs of death. However, we can postpone these payments if:

     -- the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; OR

     -- the Securities and Exchange Commission permits, by an order, the postponement of any payment for the protection of owners; OR

     -- the Securities and Exchange Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the written notice. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of surrenders, partial withdrawals, insurance proceeds, or payments under a settlement option until the check or draft has been honored.

ADDITIONAL TRANSFER RIGHTS

SPECIAL TRANSFER RIGHT

At any one time during the first 2 years following the policy issue date, you may submit written notice requesting a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future net premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count toward the 12 "free" transfers permitted each policy year.

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

CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the policy account value in that Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.

REPORTS TO OWNERS

At least once each year, we will send you a report showing the following information as of the end of the report period:

     X the current policy account value, Guaranteed Account value, Subaccount values, and Loan Account value

     X the current net cash surrender value

     X the current death benefit

     X the current amount of any indebtedness

     X any activity since the last report (e.g., premiums paid, partial withdrawals, charges and deductions)

     X any other information required by law

We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each portfolio in which you are invested.

RECORDS

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

POLICY TERMINATION

Your Policy will terminate on the earliest of:

     -- the final policy date;

     -- the end of the grace period without a sufficient payment;

     -- the date the last surviving insured dies; or

     -- the date you surrender the Policy.

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

SUPPLEMENTAL BENEFITS AND RIDERS

POLICY SPLIT OPTION RIDER

Under this rider, the owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Insureds, by sending a written request to us within 180 days of one of the following events:

     1. a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the insureds; or

     2. federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two owners, both must agree to exercise the rider. PLACA requires satisfactory evidence of insurability as to both insureds before issuing the individual policies. In the event that one of the insureds cannot provide satisfactory evidence of insurability, or if an insured does not want to exchange the Policy, an individual policy may be issued on the other insured and one-half of the net cash surrender value of the Policy may be distributed to the owner(s) instead of a second individual policy.

If the rider is exercised, the Policy will terminate and the individual policies will become effective as of the policy processing day following the later of the date that (1) written request is made for the exchange, or (2) PLACA approves the exchange. This date shall also be the policy date for the individual policies. Any indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final policy account value less 50% of any policy loan (including accrued interest). The face amount of each individual policy will be at least 50% of the Policy's final face amount and never less than the stated minimum face amount as of the date of the exchange.

After the exchange, the owner(s) may return an individual policy for a refund under the free look period provision in such policy. The refund cannot exceed 50% of the net cash surrender value of the Policy plus premiums paid in connection with the individual policy.

The rider terminates upon the earliest of: (1) the policy processing date on or following the day that we receive a written request to exchange under this rider, (2) the date of death of the first insured to die under the Policy, (3) the date we receive a Written Request to cancel this rider, (4) the Policy Anniversary when the older insured reaches attained age 81, or (5) the date the Policy is surrendered.

OTHER RIDERS

In addition to the Policy Split Option rider, the following riders offering supplemental benefits are available under the Policy. Most of these riders are subject to age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. We deduct any monthly charges for these riders from policy account value as part of the monthly deduction. These riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account. Your agent can help you determine whether certain of the riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

     -- CHANGE OF INSURED: This rider permits you to change one of the insureds, subject to certain conditions and evidence of insurability. The Policy's face amount will remain the same, and the monthly deduction for the cost of insurance and any other benefits provided by rider will be adjusted for the attained age and premium class of the new insured as of the effective date of the change. As the change of an insured is generally a taxable event, you should consult a tax advisor before making such a change.

     -- CONVERTIBLE TERM LIFE INSURANCE: This rider provides term insurance on either or both insureds. This rider will terminate on the earliest of:
        (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; (3) the policy anniversary nearest the attained age 100 of the covered insured; or (4) exercise of the Policy Split Option Rider (if applicable). If the Policy is extended by the Final Policy Date Extension rider, this rider will terminate on the original final policy date. This rider and the Guaranteed Minimum Death Benefit rider may not be issued on the same Policy.

     -- DISABILITY WAIVER BENEFIT: This rider provides that in the event of an insured's total disability (as defined in the rider), which begins while the rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each policy processing day during the first 5 policy years while the insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all monthly deductions due after the commencement of and during the continuance of the total disability after the first 5 policy years. This rider terminates on the earliest of: (1) the first policy processing day after our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; or (3) the policy anniversary nearest an insured's attained age 60 (except for benefits for a disability which began before that policy anniversary).

     -- FINAL POLICY DATE EXTENSION:  This rider extends the final policy date
        20 years past the original final policy date. This benefit may be added only on or after the anniversary nearest the younger insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original final policy date will be the policy account value. All other riders in effect on the original final policy date will terminate on the original final policy date. Adding this benefit and/or continuing the Policy beyond the younger insured's attained age 100 may have tax consequences and you should consult a tax adviser before doing so.

     -- FOUR YEAR SURVIVORSHIP TERM LIFE INSURANCE: This rider provides additional term insurance during the first four policy years upon due proof of the death of both insureds. The amount of this term insurance is 1.25 multiplied by the face amount of the Policy.

     -- GUARANTEED MINIMUM DEATH BENEFIT: This rider provides a guarantee that, if the net cash surrender value is not sufficient to cover the monthly deductions, and the minimum guarantee premium has been paid, the Policy will not lapse prior to the end of the death benefit guarantee period (as defined in the rider). If this rider is added, the monthly deduction will be increased by $0.01 per every $1,000 of face amount in force under the Policy. The rider and the additional monthly deduction terminate on the earliest of: (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This rider and the Convertible Term Life Insurance rider may not be issued on the same Policy.

PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In order to demonstrate how the actual investment performance of the portfolios could have affected the death benefit, policy account value, and net cash surrender value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, policy account value, and net cash surrender value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account and the portfolios. We have not deducted premium taxes or charges for any riders. These charges would lower the performance figures significantly if reflected.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SALE OF THE POLICIES

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Provident Mutual. 1717 retains no compensation as principal underwriter of the Policies. We decide the insurance underwriting, the determination of premium class, and whether to accept or reject an application. 1717 also may reject an application if the Policy applied for is unsuitable.

During the first policy year, the maximum sales commission payable to our agents or other registered representatives will be approximately 91% of premiums paid up to a specified amount, and 2% of premiums paid in excess of that amount. During policy years 2 through 10, the maximum sales commission will not be more than 2% of premiums paid, and after policy year 10, the maximum sales commission will be 0% of premiums paid. Expense allowances and bonuses may also be paid, and agents may receive annual renewal compensation of up to 0.25% of the unloaned policy account value. Compensation may be paid in the form of non-cash compensation, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers. Agents may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first policy year.

POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the Policies or replacing the portfolio with another portfolio.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

     2. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

     3. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     4. Deregister the Separate Account under the Investment Company Act of 1940, or operate the Separate Account as a management investment company under the Investment Company Act of 1940, or as any other form permitted by law; and

     5.  Modify the provisions of the Policy to comply with applicable law.

We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

STANDARD & POOR'S

"Standard & Poor's(R)", "S&P(R)","S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund, Inc. ("Market Street"). Neither the Policy nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Policy and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PLACA, Market Street, the Policy, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, or the owners of the Policy or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Policy or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as owners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of policy account value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations, or interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, under certain circumstances we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to owners advising you of the action and the reasons we took this action.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws. James G. Potter, Jr., General Counsel of Provident Mutual and Legal Officer of PLACA, has provided advice on certain matters relating to the laws of Delaware regarding the Policies and our issuance of the Policies.

LEGAL PROCEEDINGS

Provident Mutual and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Provident Mutual and PLACA believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them or the Separate Account.

EXPERTS

The Financial Statements have been included in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Scott V. Carney, FSA, MAAA, Vice President and Actuary of Provident Mutual, as stated in his opinion filed as an exhibit to the Registration Statement.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account appear at the end of this prospectus. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

ADDITIONAL INFORMATION ABOUT THE COMPANY

We are a stock life insurance company and wholly owned subsidiary of Provident Mutual, which was chartered by the Commonwealth of Pennsylvania in 1865. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 49 states and the District of Columbia. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

PLACA'S EXECUTIVE OFFICERS AND DIRECTORS

We are governed by a board of directors. The following table sets forth the name, address, and principal occupation during the past 5 years of each of our executive officers and directors. Unless otherwise noted, each person's address is Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.

                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

NAME                    POSITION WITH PLACA          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----                    -------------------          ----------------------------------------
Robert W. Kloss        Director and President    1996 to present -- President and Chief Executive
                                                 Officer of Provident Mutual Life Insurance
                                                 Company; 1994 to 1996 -- President and Chief
                                                 Operating Officer of Provident Mutual Life
                                                 Insurance Company
James G. Potter, Jr    Director, Secretary       12/97 to present -- Executive Vice President,
                       and Legal Officer         General Counsel & Secretary of Provident Mutual
                                                 Life Insurance Company; 6/89 to 11/97 -- Chief
                                                 Legal Officer of Prudential Banks
James D. Kestner       Director                  1994 to present -- Vice President of Provident
                                                 Mutual Life Insurance Company
Sarah C. Lange         Director                  1983 to present -- Senior Vice President and
                                                 Chief Investment Officer of Provident Mutual
                                                 Life Insurance Company
Alan F. Hinkle         Director, Vice            1996 to present -- Executive Vice President and
                       President and Actuary     Chief Actuary of Provident Mutual Life Insurance
                                                 Company; 1974 to 1996 -- Vice President and
                                                 Individual Actuary of Provident Mutual Life
                                                 Insurance Company
Joan C. Tucker*        Director and              1996 to present -- Executive Vice President,
                       Vice President            Corporate Operations at Provident Mutual Life
                                                 Insurance Company; 1996 -- Senior Vice
                                                 President, Insurance Operations of Provident
                                                 Mutual Life Insurance Company; 1993 to
                                                 1996 -- Vice President Individual Insurance
                                                 Operations at Provident Mutual Life Insurance
                                                 Company
Mary Lynn Finelli      Director                  1996 to present -- Executive Vice President and
                                                 Chief Financial Officer of Provident Mutual Life
                                                 Insurance Company; 1986 to 1996 -- Vice
                                                 President and Controller of Provident Mutual
                                                 Life Insurance Company
Mehran Assadi*         Director                  1998 to present -- Executive Vice President and
                                                 Chief Information Officer of Provident Mutual
                                                 Life Insurance Company; 1982-1998 -- Vice
                                                 President, Technology and Business Development
                                                 at St. Paul Company
Linda M. Springer      Director                  1996 to present -- Vice President and Controller
                                                 of Provident Mutual Life Insurance Company; 1995
                                                 to 1996 -- Assistant Vice President and Actuary
                                                 of Provident Mutual Life Insurance Company
Stephen L. White       Vice President and        1995 to present -- Vice President and Actuary of
                       Actuary                   Provident Mutual Life Insurance Company
Michael Funck          Financial Reporting       1995 to present -- Manager, Finance and
                       Officer                   Accounting of Provident Mutual Life Insurance
                                                 Company
Rosanne Gatta          Treasurer                 1994 to present -- Vice President and Treasurer
                                                 of Provident Mutual Life Insurance Company

* The address is 300 Continental Drive, Newark, Delaware 19713

We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $10 million per occurrence and $20 million in the aggregate covering our officers and employees has been issued by Reliance Insurance Company.

                              FINANCIAL STATEMENTS

The financial statements of PLACA included herein should be distinguished from the financial statements of the Separate Accounts and should be considered only as bearing upon the ability of PLACA to meet its obligations under the Policies.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Life Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      1999..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 1999..............................................   F-8
     Statements of Operations for the Year Ended December
      31, 1998..............................................  F-13
     Statements of Operations for the Year Ended December
      31, 1997..............................................  F-18
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-22
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-27
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1997.....................................  F-32
     Notes to Financial Statements..........................  F-36
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-56
     Statements of Financial Condition as of December 31,
      1999 and 1998.........................................  F-57
     Statements of Operations for the Years Ended December
      31, 1999, 1998, and 1997..............................  F-58
     Statements of Equity for the Years Ended December 31,
      1999, 1998, and 1997..................................  F-59
     Statements of Cash Flows for the Years Ended December
      31, 1999, 1998, and 1997..............................  F-60
     Notes to Financial Statements..........................  F-61

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Providentmutual Life and Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Life Separate Account (comprising twenty-eight subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 1999, the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the transfer agents, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 23, 2000

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                              MONEY                                AGGRESSIVE
                                                 GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc.,
  at market value:
  Growth Portfolio...........................  $3,904,672
  Money Market Portfolio.....................               $7,210,373
  Bond Portfolio.............................                            $1,324,837
  Managed Portfolio..........................                                         $1,164,717
  Aggressive Growth Portfolio................                                                      $2,352,333
  International Portfolio....................                                                                    $3,347,428
Dividends receivable.........................                  31,273
Receivable from Providentmutual Life and
  Annuity Company of America.................                  40,427
                                               ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS...................................  $3,904,672   $7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                               ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of policyholders........  $3,852,944   $7,255,348   $1,290,648   $1,048,734   $2,301,469    $3,299,561
Attributable to Providentmutual Life and
  Annuity Company of America.................     51,728       26,725       34,189      115,983       50,864         47,867
                                               ----------   ----------   ----------   ----------   ----------    ----------
                                               $3,904,672   $7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                               ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                              ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market value:
  All Pro Large Cap Growth Portfolio........................   $1,828,788
  All Pro Large Cap Value Portfolio.........................                    $485,162
  All Pro Small Cap Growth Portfolio........................                                   $1,043,448
  All Pro Small Cap Value Portfolio.........................                                                    $573,321
                                                               ----------       --------       ----------       --------
NET ASSETS..................................................   $1,828,788       $485,162       $1,043,448       $573,321
                                                               ==========       ========       ==========       ========
Held for the benefit of policyholders.......................   $1,747,812       $459,906       $  998,896       $553,167
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       80,976         25,256           44,552         20,154
                                                               ----------       --------       ----------       --------
                                                               $1,828,788       $485,162       $1,043,448       $573,321
                                                               ==========       ========       ==========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                 FIDELITY                    FIDELITY                  FIDELITY
                                                  EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                  INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund, at market value:
  Equity-Income Portfolio.....................  $12,550,381
  Growth Portfolio............................                $19,190,345
  High Income Portfolio.......................                              $2,443,033
  Overseas Portfolio..........................                                           $6,621,461
Investment in the Variable Insurance Products
  Fund II, at market value:
  Asset Manager Portfolio.....................                                                        $3,357,990
  Index 500 Portfolio.........................                                                                     $21,344,259
Receivable from Providentmutual Life and
  Annuity Company of America..................                                                                          48,000
                                                -----------   -----------   ----------   ----------   ----------   -----------
NET ASSETS....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                ===========   ===========   ==========   ==========   ==========   ===========
Held for the benefit of policyholders.........  $12,492,543   $19,134,591   $2,401,393   $6,561,904   $3,305,700   $21,350,911
Attributable to Providentmutual Life and
  Annuity Company of America..................       57,838        55,754      41,640       59,557       52,290         41,348
                                                -----------   -----------   ----------   ----------   ----------   -----------
                                                $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                               FIDELITY                       NEUBERGER       NEUBERGER
                                                              INVESTMENT     FIDELITY       BERMAN LIMITED      BERMAN
                                                              GRADE BOND   CONTRAFUND(R)    MATURITY BOND      PARTNERS
                                                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II, at
  market value:
  Investment Grade Bond Portfolio...........................  $1,766,878
  Contrafund(R) Portfolio...................................                $10,289,770
Investment in the Neuberger Berman Advisers Management
  Trust, at market value:
  Limited Maturity Bond Portfolio...........................                                  $1,091,364
  Partners Portfolio........................................                                                  $2,525,724
                                                              ----------    -----------       ----------      ----------
NET ASSETS..................................................  $1,766,878    $10,289,770       $1,091,364      $2,525,724
                                                              ==========    ===========       ==========      ==========
Held for the benefit of policyholders.......................  $1,731,973    $10,232,384       $1,065,378      $2,427,032
Attributable to Providentmutual Life and Annuity Company of
  America...................................................     34,905          57,386           25,986          98,692
                                                              ----------    -----------       ----------      ----------
                                                              $1,766,878    $10,289,770       $1,091,364      $2,525,724
                                                              ==========    ===========       ==========      ==========

See accompanying notes to financial statement

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                                                   VAN ECK
                                                        VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust,
  at market value:
  Van Eck Worldwide Bond Portfolio...................   $529,057
  Van Eck Worldwide Hard Assets Portfolio............                $577,999
  Van Eck Worldwide Emerging Markets Portfolio.......                             $2,145,910
  Van Eck Worldwide Real Estate Portfolio............                                           $152,847
Investment in the Alger American Fund, at market
  value:
  Alger American Small Capitalization Portfolio......                                                          $5,744,229
                                                        --------     --------     ----------    --------       ----------
NET ASSETS...........................................   $529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                                        ========     ========     ==========    ========       ==========
Held for the benefit of policyholders................   $497,375     $540,198     $2,121,998    $131,766       $5,701,476
Attributable to Providentmutual Life and Annuity
  Company of America.................................     31,682       37,801        23,912       21,081           42,753
                                                        --------     --------     ----------    --------       ----------
                                                        $529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                                        ========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $  9,498     $281,219     $ 17,985     $  4,783     $  9,548      $ 23,987
EXPENSES
Mortality and expense risks.....................     21,440       38,521        8,454        5,758       12,145        16,572
                                                   --------     --------     --------     --------     --------      --------
Net investment (loss) income....................    (11,942)     242,698        9,531         (975)      (2,597)        7,415
                                                   --------     --------     --------     --------     --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........     55,482                    14,131       32,620      236,787       123,072
Net realized gain (loss) from redemption of
  investment shares.............................     51,110                    (4,307)      12,101       10,420        25,236
                                                   --------     --------     --------     --------     --------      --------
Net realized gain on investments................    106,592                     9,824       44,721      247,207       148,308
                                                   --------     --------     --------     --------     --------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................    197,030                    26,571       38,577      133,217        65,845
  End of year...................................    158,461                   (44,027)     (24,425)     190,731       606,265
                                                   --------     --------     --------     --------     --------      --------
Net unrealized (depreciation) appreciation of
  investments during the year...................    (38,569)                  (70,598)     (63,002)      57,514       540,420
                                                   --------     --------     --------     --------     --------      --------
Net realized and unrealized gains (losses) on
  investments...................................     68,023                   (60,774)     (18,281)     304,721       688,728
                                                   --------     --------     --------     --------     --------      --------
Net increase (decrease) in net assets resulting
  from operations...............................   $ 56,081     $242,698     $(51,243)    $(19,256)    $302,124      $696,143
                                                   ========     ========     ========     ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                                 ALL PRO         ALL PRO
                                                              ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................    $     54        $  1,599                        $    594
EXPENSES
Mortality and expense risks.................................       6,892           2,211        $  2,993           2,592
                                                                --------        --------        --------        --------
Net investment loss.........................................      (6,838)           (612)         (2,993)         (1,998)
                                                                --------        --------        --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain from redemption of investment shares......      59,937          21,529          96,011           2,248
                                                                --------        --------        --------        --------
Net realized gain on investments............................      59,937          21,529          96,011           2,248
                                                                --------        --------        --------        --------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................      31,368          21,256          49,117          22,620
  End of year...............................................     224,085          (5,174)        372,314          (5,515)
                                                                --------        --------        --------        --------
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     192,717         (26,430)        323,197         (28,135)
                                                                --------        --------        --------        --------
Net realized and unrealized gains (losses) on investments...     252,654          (4,901)        419,208         (25,887)
                                                                --------        --------        --------        --------
Net increase (decrease) in net assets resulting from
  operations................................................    $245,816        $ (5,513)       $416,215        $(27,885)
                                                                ========        ========        ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................  $ 148,010    $  20,603    $ 184,305    $  54,422     $ 79,081    $  132,241
EXPENSES
Mortality and expense risks......................     73,008       91,540       14,505       29,448       18,061       106,942
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net investment income (loss).....................     75,002      (70,937)     169,800       24,974       61,020        25,299
                                                   ----------   ----------   ---------    ----------    --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...........    327,180    1,295,428        6,890       87,778      100,169        89,735
Net realized gain (loss) from redemption of
  investment shares..............................    244,315      278,673      (27,226)     134,635       21,574       575,621
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net realized gain (loss) on investments..........    571,495    1,574,101      (20,336)     222,413      121,743       665,356
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..............................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
  End of year....................................    997,899    5,885,573     (156,577)   1,733,389      284,627     4,625,801
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net unrealized (depreciation) appreciation of
  investments during the year....................    (79,851)   3,257,791        2,612    1,612,546      110,105     2,407,325
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net realized and unrealized gain (loss) on
  investments....................................    491,644    4,831,892      (17,724)   1,834,959      231,848     3,072,681
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net increase in net assets resulting from
  operations.....................................  $ 566,646    $4,760,955   $ 152,076    $1,859,933    $292,868    $3,097,980
                                                   ==========   ==========   =========    ==========    ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN     BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................   $ 50,917     $   28,227      $  9,406    $ 107,676       $ 51,545       $  4,019
EXPENSES
Mortality and expense risks.................      9,846         48,329         1,113        4,103          6,265          8,634
                                               --------     ----------      --------    ---------       --------       --------
Net investment income (loss)................     41,071        (20,102)        8,293      103,573         45,280         (4,615)
                                               --------     ----------      --------    ---------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......     15,974        206,999        13,935                                      6,990
Net realized gain (loss) from redemption of
  investment shares.........................        790        173,375       (16,493)    (112,803)       (17,023)        30,465
                                               --------     ----------      --------    ---------       --------       --------
Net realized gain (loss) on investments.....     16,764        380,374        (2,558)    (112,803)       (17,023)        37,455
                                               --------     ----------      --------    ---------       --------       --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................     55,564      1,044,526        12,499       32,289          5,385         18,863
  End of year...............................    (26,628)     2,405,959                                   (14,450)       (17,944)
                                               --------     ----------      --------    ---------       --------       --------
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)     1,361,433       (12,499)     (32,289)       (19,835)       (36,807)
                                               --------     ----------      --------    ---------       --------       --------
Net realized and unrealized (loss) gain on
  investments...............................    (65,428)     1,741,807       (15,057)    (145,092)       (36,858)           648
                                               --------     ----------      --------    ---------       --------       --------
Net (decrease) increase in net assets
  resulting from operations.................   $(24,357)    $1,721,705      $ (6,764)   $ (41,519)      $  8,422       $ (3,967)
                                               ========     ==========      ========    =========       ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK      VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                  $ 26,734     $   4,868                  $  1,545
EXPENSES
Mortality and expense risks.................    $  1,619         3,260         2,665    $   8,384          597      $   25,644
                                                --------      --------     ---------    ----------    --------      ----------
Net investment (loss) income................      (1,619)       23,474         2,203       (8,384)         948         (25,644)
                                                --------      --------     ---------    ----------    --------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......                    11,945                                                 446,274
Net realized gain (loss) from redemption of
  investment shares.........................      11,508        11,290       (29,183)    (146,766)       1,132          61,846
                                                --------      --------     ---------    ----------    --------      ----------
Net realized gain (loss) on investments.....      11,508        23,235       (29,183)    (146,766)       1,132         508,120
                                                --------      --------     ---------    ----------    --------      ----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year.........................     (51,652)       65,524      (137,564)    (424,268)       3,621         164,065
  End of year...............................                   (29,178)      (35,662)     775,273       (7,346)      1,355,653
                                                --------      --------     ---------    ----------    --------      ----------
Net unrealized appreciation (depreciation)
  of investments during the year............      51,652       (94,702)      101,902    1,199,541      (10,967)      1,191,588
                                                --------      --------     ---------    ----------    --------      ----------
Net realized and unrealized gain (loss) on
  investments...............................      63,160       (71,467)       72,719    1,052,775       (9,835)      1,699,708
                                                --------      --------     ---------    ----------    --------      ----------
Net increase (decrease) in net assets
  resulting from operations.................    $ 61,541      $(47,993)    $  74,922    $1,044,391    $ (8,887)     $1,674,064
                                                ========      ========     =========    ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $ 32,506     $200,082     $51,027      $13,745      $ 10,230      $ 10,981
EXPENSES
Mortality and expense risks.....................     13,985       25,182       6,139        2,618         9,880        11,192
                                                   --------     --------     -------      -------      --------      --------
Net investment income (loss)....................     18,521      174,900      44,888       11,127           350          (211)
                                                   --------     --------     -------      -------      --------      --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions reinvested..........    215,993                       91       17,406        97,659        92,754
Net realized gain from redemption of investment
  shares........................................     25,043                   10,106       16,185        41,538         7,476
                                                   --------     --------     -------      -------      --------      --------
Net realized gain on investments................    241,036                   10,197       33,591       139,197       100,230
                                                   --------     --------     -------      -------      --------      --------
Net unrealized appreciation of investments:
  Beginning of year.............................    172,999                   12,860       29,978       155,190        29,510
  End of year...................................    197,030                   26,571       38,577       133,217        65,845
                                                   --------     --------     -------      -------      --------      --------
Net unrealized appreciation (depreciation) of
  investments during the year...................     24,031                   13,711        8,599       (21,973)       36,335
                                                   --------     --------     -------      -------      --------      --------
Net realized and unrealized gains on
  investments...................................    265,067                   23,908       42,190       117,224       136,565
                                                   --------     --------     -------      -------      --------      --------
Net increase in net assets resulting from
  operations....................................   $283,588     $174,900     $68,796      $53,317      $117,574      $136,354
                                                   ========     ========     =======      =======      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                 ALL PRO         ALL PRO
                                                              ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $   259         $   304         $   314         $   329
                                                                 -------         -------         -------         -------
Net investment loss.........................................        (259)           (304)           (314)           (329)
                                                                 -------         -------         -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested
Net realized loss from redemption of investment shares......      (1,657)         (6,212)         (9,872)         (9,805)
                                                                 -------         -------         -------         -------
Net realized loss on investments............................      (1,657)         (6,212)         (9,872)         (9,805)
                                                                 -------         -------         -------         -------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................      31,368          21,256          49,117          22,620
                                                                 -------         -------         -------         -------
Net unrealized appreciation of investments during the
  year......................................................      31,368          21,256          49,117          22,620
                                                                 -------         -------         -------         -------
Net realized and unrealized gains on investments............      29,711          15,044          39,245          12,815
                                                                 -------         -------         -------         -------
Net increase in net assets resulting from operations........     $29,452         $14,740         $38,931         $12,486
                                                                 =======         =======         =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................   $ 81,811    $  29,841    $  93,141     $ 40,087     $ 42,970    $   63,803
EXPENSES
Mortality and expense risks......................     48,070       51,289       10,379       16,730       10,984        54,109
                                                    --------    ----------   ---------     --------     --------    ----------
Net investment income (loss).....................     33,741      (21,448)      82,762       23,357       31,986         9,694
                                                    --------    ----------   ---------     --------     --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...........    291,150      780,585       59,183      118,152      128,911       147,780
Net realized gain from redemption of investment
  shares.........................................     88,248      127,759        3,646       31,224       30,583       418,425
                                                    --------    ----------   ---------     --------     --------    ----------
Net realized gain on investments.................    379,398      908,344       62,829      149,376      159,494       566,205
                                                    --------    ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..............................    689,708      749,980       92,199       12,760      120,277       762,238
  End of year....................................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
                                                    --------    ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments during the year....................    388,042    1,877,802     (251,388)     108,083       54,245     1,456,238
                                                    --------    ----------   ---------     --------     --------    ----------
Net realized and unrealized gain (loss) on
  investments....................................    767,440    2,786,146     (188,559)     257,459      213,739     2,022,443
                                                    --------    ----------   ---------     --------     --------    ----------
Net increase (decrease) in net assets resulting
  from operations................................   $801,181    $2,764,698   $(105,797)    $280,816     $245,725    $2,032,137
                                                    ========    ==========   =========     ========     ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                              INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................   $34,930      $   15,801      $ 10,205                    $35,042
EXPENSES
Mortality and expense risks.................     5,834          22,599         3,166    $  10,244         4,092        $   241
                                               -------      ----------      --------    ---------       -------        -------
Net investment income (loss)................    29,096          (6,798)        7,039      (10,244)       30,950           (241)
                                               -------      ----------      --------    ---------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......     4,144         116,250        71,678      353,563
Net realized gain (loss) from redemption of
  investment shares.........................     3,572          53,379        (5,814)     (27,730)          373         (2,190)
                                               -------      ----------      --------    ---------       -------        -------
Net realized gain (loss) on investments.....     7,716         169,629        65,864      325,833           373         (2,190)
                                               -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation of investments:
  Beginning of year.........................    20,012         204,136        34,081      138,020        13,790
  End of year...............................    55,564       1,044,526        12,499       32,289         5,385         18,863
                                               -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation (depreciation)
  of investments during the year............    35,552         840,390       (21,582)    (105,731)       (8,405)        18,863
                                               -------      ----------      --------    ---------       -------        -------
Net realized and unrealized gain (loss) on
  investments...............................    43,268       1,010,019        44,282      220,102        (8,032)        16,673
                                               -------      ----------      --------    ---------       -------        -------
Net increase in net assets resulting from
  operations................................   $72,364      $1,003,221      $ 51,321    $ 209,858       $22,918        $16,432
                                               =======      ==========      ========    =========       =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                  $ 3,318      $   1,970    $   5,912
EXPENSES
Mortality and expense risks.................    $  4,421        3,195          2,120        5,032      $    64        $ 13,957
                                                --------      -------      ---------    ---------      -------        --------
Net investment income (loss)................      (4,421)         123           (150)         880          (64)        (13,957)
                                                --------      -------      ---------    ---------      -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......      34,155                      48,391        5,255                      284,477
Net realized gain (loss) from redemption of
  investment shares.........................     (42,850)       7,111        (45,006)     (63,895)      (5,674)         (7,361)
                                                --------      -------      ---------    ---------      -------        --------
Net realized gain (loss) on investments.....      (8,695)       7,111          3,385      (58,640)      (5,674)        277,116
                                                --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................     (36,829)       7,894         (3,949)    (165,992)                      82,155
  End of year...............................     (51,652)      65,524       (137,564)    (424,268)       3,621         164,065
                                                --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments during the year............     (14,823)      57,630       (133,615)    (258,276)       3,621          81,910
                                                --------      -------      ---------    ---------      -------        --------
Net realized and unrealized gain (loss) on
  investments...............................     (23,518)      64,741       (130,230)    (316,916)      (2,053)        359,026
                                                --------      -------      ---------    ---------      -------        --------
Net increase (decrease) in net assets
  resulting from operations.................    $(27,939)     $64,864      $(130,380)   $(316,036)     $(2,117)       $345,069
                                                ========      =======      =========    =========      =======        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $ 17,576     $104,494     $12,984      $ 4,398      $  4,527       $ 3,778
EXPENSES
Mortality and expense risks.....................      6,086       13,586       1,402          898         4,955         5,375
                                                   --------     --------     -------      -------      --------       -------
Net investment income (loss)....................     11,490       90,908      11,582        3,500          (428)       (1,597)
                                                   --------     --------     -------      -------      --------       -------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions reinvested..........     64,240                                   637           898        29,576
Net realized gain from redemption of investment
  shares........................................      8,284                    4,094        3,520        28,779         4,619
                                                   --------     --------     -------      -------      --------       -------
Net realized gain on investments................     72,524                    4,094        4,157        29,677        34,195
                                                   --------     --------     -------      -------      --------       -------
Net unrealized appreciation of investments:
  Beginning of year.............................     53,902                    2,198        6,860        42,267        24,229
  End of year...................................    172,999                   12,860       29,978       155,190        29,510
                                                   --------     --------     -------      -------      --------       -------
Net unrealized appreciation of investments
  during the year...............................    119,097                   10,662       23,118       112,923         5,281
                                                   --------     --------     -------      -------      --------       -------
Net realized and unrealized gains on
  investments...................................    191,621                   14,756       27,275       142,600        39,476
                                                   --------     --------     -------      -------      --------       -------
Net increase in net assets resulting
  from operations...............................   $203,111     $ 90,908     $26,338      $30,775      $142,172       $37,879
                                                   ========     ========     =======      =======      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................   $ 37,203     $ 16,922     $ 29,332     $ 10,489     $ 27,124     $ 18,761
EXPENSES
Mortality and expense risks......................     23,064       24,779        4,291        7,257        6,126       19,263
                                                    --------     --------     --------     --------     --------     --------
Net investment income (loss).....................     14,139       (7,857)      25,041        3,232       20,998         (502)
                                                    --------     --------     --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...........    187,050       75,747        3,625       41,640       68,039       38,068
Net realized gain from redemption of investment
  shares.........................................     56,511       29,405       10,154       24,813        3,869       78,340
                                                    --------     --------     --------     --------     --------     --------
Net realized gain on investments.................    243,561      105,152       13,779       66,453       71,908      116,408
                                                    --------     --------     --------     --------     --------     --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..............................    140,032      120,385       17,486       44,125       42,785      130,599
  End of year....................................    689,708      749,980       92,199       12,760      120,277      762,238
                                                    --------     --------     --------     --------     --------     --------
Net unrealized appreciation (depreciation) of
  investments during the year....................    549,676      629,595       74,713      (31,365)      77,492      631,639
                                                    --------     --------     --------     --------     --------     --------
Net realized and unrealized gain on
  investments....................................    793,237      734,747       88,492       35,088      149,400      748,047
                                                    --------     --------     --------     --------     --------     --------
Net increase in net assets
  resulting from operations......................   $807,376     $726,890     $113,533     $ 38,320     $170,398     $747,545
                                                    ========     ========     ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                          FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &
                                                         INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED
                                                         GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND
                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................   $10,062       $  2,887       $ 3,239                     $ 3,868
EXPENSES
Mortality and expense risks............................     1,476          7,089         1,484      $  5,067         1,400
                                                          -------       --------       -------      --------       -------
Net investment income (loss)...........................     8,586         (4,202)        1,755        (5,067)        2,468
                                                          -------       --------       -------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.................                    7,630         8,314        50,230
Net realized gain (loss) from redemption of investment
  shares...............................................     2,284         25,400           618         5,576          (214)
                                                          -------       --------       -------      --------       -------
Net realized gain (loss) on investments................     2,284         33,030         8,932        55,806          (214)
                                                          -------       --------       -------      --------       -------
Net unrealized appreciation of investments:
  Beginning of year....................................     5,863         15,525         1,403        11,488           208
  End of year..........................................    20,012        204,136        34,081       138,020        13,790
                                                          -------       --------       -------      --------       -------
Net unrealized appreciation of investments during the
  year.................................................    14,149        188,611        32,678       126,532        13,582
                                                          -------       --------       -------      --------       -------
Net realized and unrealized gain on investments........    16,433        221,641        41,610       182,338        13,368
                                                          -------       --------       -------      --------       -------
Net increase in net assets resulting from
  operations...........................................   $25,019       $217,439       $43,365      $177,271       $15,836
                                                          =======       ========       =======      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                           AMERICAN                                 VAN ECK
                                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................                   $3,474      $  4,182     $     403
EXPENSES
Mortality and expense risks............................    $  3,060        1,180         1,321         2,514       $  5,530
                                                           --------       ------      --------     ---------       --------
Net investment income (loss)...........................      (3,060)       2,294         2,861        (2,111)        (5,530)
                                                           --------       ------      --------     ---------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.................       9,129                      3,087                       29,556
Net realized gain (loss) from redemption of investment
  shares...............................................     (14,973)         483        12,840        12,776           (646)
                                                           --------       ------      --------     ---------       --------
Net realized gain (loss) on investments................      (5,844)         483        15,927        12,776         28,910
                                                           --------       ------      --------     ---------       --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................     (33,973)       2,328        12,095         4,779         (4,261)
  End of year..........................................     (36,829)       7,894        (3,949)     (165,992)        82,155
                                                           --------       ------      --------     ---------       --------
Net unrealized appreciation (depreciation) of
  investments during the year..........................      (2,856)       5,566       (16,044)     (170,771)        86,416
                                                           --------       ------      --------     ---------       --------
Net realized and unrealized gain (loss) on
  investments..........................................      (8,700)       6,049          (117)     (157,995)       115,326
                                                           --------       ------      --------     ---------       --------
Net increase (decrease) in net assets resulting from
  operations...........................................    $(11,760)      $8,343      $  2,744     $(160,106)      $109,796
                                                           ========       ======      ========     =========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..............  $ (11,942)   $   242,698   $   9,531    $    (975)   $  (2,597)    $    7,415
Net realized gain on investments..........    106,592                      9,824       44,721      247,207        148,308
Net unrealized (depreciation) appreciation
  of investments during the year..........    (38,569)                   (70,598)     (63,002)      57,514        540,420
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................     56,081        242,698     (51,243)     (19,256)     302,124        696,143
                                            ----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............  1,074,495     10,836,005     332,588      194,230      412,431        661,165
Cost of insurance and administrative
  charges.................................   (303,622)      (797,781)    (97,177)     (89,639)    (167,274)      (167,001)
Surrenders and forfeitures................   (189,291)       (59,612)    (15,922)      (9,974)     (27,978)       (24,702)
Net (withdrawals) repayments due to policy
  loans...................................    (31,216)         4,739     (15,470)      (8,925)     (33,883)       (12,649)
Transfers between investment portfolios...    470,309     (7,352,211)   (135,405)     449,128       32,008         91,516
Transfers due to death benefits...........                                                          (1,337)        (1,278)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase in net assets derived from
  policy transactions.....................  1,020,675      2,631,140      68,614      534,820      213,967        547,051
                                            ----------   -----------   ----------   ----------   ----------    ----------
Total increase in net assets..............  1,076,756      2,873,838      17,371      515,564      516,091      1,243,194
NET ASSETS
  Beginning of year.......................  2,827,916      4,408,235   1,307,466      649,153    1,836,242      2,104,234
                                            ----------   -----------   ----------   ----------   ----------    ----------
  End of year.............................  $3,904,672   $ 7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                            ==========   ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                                ALL PRO         ALL PRO
                                                             ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................   $   (6,838)      $   (612)      $   (2,993)      $ (1,998)
Net realized gain on investments...........................       59,937         21,529           96,011          2,248
Net unrealized appreciation (depreciation) of investments
  during the year..........................................      192,717        (26,430)         323,197        (28,135)
                                                              ----------       --------       ----------       --------
Net increase (decrease) in net assets from operations......      245,816         (5,513)         416,215        (27,885)
                                                              ----------       --------       ----------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................................      410,602        235,417          146,222        217,981
Cost of insurance and administrative charges...............     (107,613)       (46,883)         (37,756)       (35,684)
Surrenders and forfeitures.................................      (30,667)        (6,497)          (3,858)          (191)
Net withdrawals due to policy loans........................      (16,290)       (11,460)          (4,008)        (5,077)
Transfers between investment portfolios....................    1,079,015         82,627          249,104        142,715
                                                              ----------       --------       ----------       --------
Net increase in net assets derived from policy
  transactions.............................................    1,335,047        253,204          349,704        319,744
                                                              ----------       --------       ----------       --------
Total increase in net assets...............................    1,580,863        247,691          765,919        291,859
NET ASSETS
  Beginning of year........................................      247,925        237,471          277,529        281,462
                                                              ----------       --------       ----------       --------
  End of year..............................................   $1,828,788       $485,162       $1,043,448       $573,321
                                                              ==========       ========       ==========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                    FIDELITY                  FIDELITY
                                                     EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $    75,002   $   (70,937)  $ 169,800    $  24,974    $  61,020    $    25,299
Net realized gain (loss) on investments..........      571,495     1,574,101     (20,336)     222,413      121,743        665,356
Net unrealized (depreciation) appreciation of
  investments during the year....................      (79,851)    3,257,791       2,612    1,612,546      110,105      2,407,325
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets from operations.......      566,646     4,760,955     152,076    1,859,933      292,868      3,097,980
                                                   -----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................    2,929,981     3,422,090     451,275    1,525,307      779,887      6,727,693
Cost of insurance and administrative charges.....     (913,963)   (1,072,275)   (185,657)    (338,270)    (213,071)    (1,698,031)
Surrenders and forfeitures.......................     (249,092)     (370,650)    (29,802)     (66,192)     (40,031)      (426,927)
Net withdrawals due to policy loans..............      (79,425)      (71,729)    (12,437)     (44,838)     (41,805)      (166,653)
Transfers between investment portfolios..........      657,552     1,206,940     219,593      250,238      281,207      1,580,849
Withdrawals due to death benefits................      (10,825)       (4,635)                  (3,418)                    (77,679)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................    2,334,228     3,109,741     442,972    1,322,827      766,187      5,939,252
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................    2,900,874     7,870,696     595,048    3,182,760    1,059,055      9,037,232
NET ASSETS
  Beginning of year..............................    9,649,507    11,319,649   1,847,985    3,438,701    2,298,935     12,355,027
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                   ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  41,071     $   (20,102)   $   8,293    $   103,573     $   45,280     $   (4,615)
Net realized gain (loss) on investments.....     16,764         380,374       (2,558)      (112,803)       (17,023)        37,455
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)      1,361,433      (12,499)       (32,289)       (19,835)       (36,807)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations................................    (24,357)      1,721,705       (6,764)       (41,519)         8,422         (3,967)
                                              ----------    -----------    ---------    -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    408,193       2,629,902       30,596        122,455        359,023        431,555
Cost of insurance and administrative
  charges...................................   (125,447)       (641,252)     (17,818)       (47,317)       (61,450)      (148,466)
Surrenders and forfeitures..................    (78,777)       (232,393)        (743)        (4,937)       (55,990)       (44,451)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,459)        (89,980)         192             48         (6,347)       (10,397)
Transfers between investment portfolios.....    375,555       1,420,233     (576,638)    (2,035,198)       (10,622)     2,058,260
Withdrawals due to death benefits...........                     (5,412)                     (4,020)                       (1,057)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    567,065       3,081,098     (564,411)    (1,968,969)       224,614      2,285,444
                                              ----------    -----------    ---------    -----------     ----------     ----------
Total increase (decrease) in net assets.....    542,708       4,802,803     (571,175)    (2,010,488)       233,036      2,281,477
NET ASSETS
  Beginning of year.........................  1,224,170       5,486,967      571,175      2,010,488        858,328        244,247
                                              ----------    -----------    ---------    -----------     ----------     ----------
  End of year...............................  $1,766,878    $10,289,770           --             --     $1,091,364     $2,525,724
                                              ==========    ===========    =========    ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           AMERICAN                                 VAN ECK
                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...........   $  (1,619)    $  23,474     $  2,203     $   (8,384)   $    948       $  (25,644)
Net realized gain (loss) on
  investments..........................      11,508        23,235      (29,183)      (146,766)      1,132          508,120
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................      51,652       (94,702)     101,902      1,199,541     (10,967)       1,191,588
                                          ---------     ---------     --------     ----------    --------       ----------
Net increase (decrease) in net assets
  from operations......................      61,541       (47,993)      74,922      1,044,391      (8,887)       1,674,064
                                          ---------     ---------     --------     ----------    --------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............      52,425        94,818      151,588        402,320      63,311        1,102,941
Cost of insurance and administrative
  charges..............................     (27,936)      (46,560)     (35,575)      (107,952)     (7,593)        (344,012)
Surrenders and forfeitures.............      (9,792)      (20,025)      (2,094)       (14,113)        (17)        (208,635)
Net withdrawals due to policy loans....      (2,760)       (6,828)      (5,013)        (8,664)                     (22,006)
Transfers between investment
  portfolios...........................    (854,349)     (135,667)      73,320        (58,680)     32,608          391,868
Withdrawals due to death benefits......                                                (1,499)                      (3,576)
                                          ---------     ---------     --------     ----------    --------       ----------
Net (decrease) increase in net assets
  derived from policy transactions.....    (842,412)     (114,262)     182,226        211,412      88,309          916,580
                                          ---------     ---------     --------     ----------    --------       ----------
Total (decrease) increase in net
  assets...............................    (780,871)     (162,255)     257,148      1,255,803      79,422        2,590,644
NET ASSETS
  Beginning of year....................     780,871       691,312      320,851        890,107      73,425        3,153,585
                                          ---------     ---------     --------     ----------    --------       ----------
  End of year..........................          --     $ 529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                          =========     =========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                 AGGRESSIVE
                                             GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  18,521    $    174,900   $  44,888     $ 11,127    $     350     $     (211)
Net realized gain on investments.........    241,036                      10,197       33,591      139,197        100,230
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................     24,031                      13,711        8,599      (21,973)        36,335
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets from
  operations.............................    283,588         174,900      68,796       53,317      117,574        136,354
                                           ----------   ------------   ----------    --------    ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............    700,982      12,157,013     286,323      145,810      390,883        542,593
Cost of insurance and administrative
  charges................................   (223,112)       (517,784)    (74,547)     (44,806)    (145,982)      (131,026)
Surrenders and forfeitures...............    (20,394)        (78,839)     (5,714)      (1,879)     (26,378)       (19,231)
Net withdrawals due to policy loans......    (51,892)       (268,614)     (4,688)         295      (41,359)        (2,014)
Transfers between investment
  portfolios.............................    517,850     (10,774,581)    447,809      134,941      273,343        242,053
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets derived from
  policy transactions....................    923,434         517,195     649,183      234,361      450,507        632,375
                                           ----------   ------------   ----------    --------    ----------    ----------
Total increase in net assets.............  1,207,022         692,095     717,979      287,678      568,081        768,729
NET ASSETS
  Beginning of year......................  1,620,894       3,716,140     589,487      361,475    1,268,161      1,335,505
                                           ----------   ------------   ----------    --------    ----------    ----------
  End of year............................  $2,827,916   $  4,408,235   $1,307,466    $649,153    $1,836,242    $2,104,234
                                           ==========   ============   ==========    ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                ALL PRO         ALL PRO
                                                             ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................    $   (259)       $   (304)       $   (314)       $   (329)
Net realized loss on investments...........................      (1,657)         (6,212)         (9,872)         (9,805)
Net unrealized appreciation of investments during the
  year.....................................................      31,368          21,256          49,117          22,620
                                                               --------        --------        --------        --------
Net increase in net assets from operations.................      29,452          14,740          38,931          12,486
                                                               --------        --------        --------        --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................................      54,913          56,634          38,819          36,602
Cost of insurance and administrative charges...............      (5,966)         (7,965)         (3,250)         (5,225)
Surrenders and forfeitures.................................          (1)             (8)
Transfers between investment portfolios....................     144,527         149,070         178,029         212,599
                                                               --------        --------        --------        --------
Net increase in net assets derived from policy
  transactions.............................................     193,473         197,731         213,598         243,976
                                                               --------        --------        --------        --------
Capital contribution from Providentmutual Life and Annuity
  Company of America.......................................      25,000          25,000          25,000          25,000
                                                               --------        --------        --------        --------
Total increase in net assets...............................     247,925         237,471         277,529         281,462
NET ASSETS
  Beginning of year........................................          --              --              --              --
                                                               --------        --------        --------        --------
  End of year..............................................    $247,925        $237,471        $277,529        $281,462
                                                               ========        ========        ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                    FIDELITY                   FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $  33,741    $   (21,448)  $  82,762    $  23,357    $  31,986    $     9,694
Net realized gain on investments.................    379,398        908,344      62,829      149,376      159,494        566,205
Net unrealized appreciation (depreciation) of
  investments during the year....................    388,042      1,877,802    (251,388)     108,083       54,245      1,456,238
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase (decrease) in net assets from
  operations.....................................    801,181      2,764,698    (105,797)     280,816      245,725      2,032,137
                                                   ----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................  2,791,625      2,817,681     644,433      991,712      538,144      4,725,165
Cost of insurance and administrative charges.....   (683,360)      (776,716)   (141,578)    (247,860)    (128,200)    (1,026,576)
Surrenders and forfeitures.......................   (100,189)      (148,661)    (18,862)     (43,350)     (27,852)      (153,976)
Net withdrawals due to policy loans..............    (25,809)       (30,231)    (12,378)     (17,062)      11,088        (35,752)
Transfers between investment portfolios..........  1,325,938      1,223,266     223,803      639,706      404,187      1,912,283
Withdrawals due to death benefits................     (9,104)       (52,787)                  (1,121)      (1,235)        (4,122)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................  3,299,101      3,032,552     695,418    1,322,025      796,132      5,417,022
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.....................                   (30,000)                                             (30,000)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................  4,100,282      5,767,250     589,621    1,602,841    1,041,857      7,419,159
NET ASSETS
  Beginning of year..............................  5,549,225      5,552,399   1,258,364    1,835,860    1,257,078      4,935,868
                                                   ----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $9,649,507   $11,319,649   $1,847,985   $3,438,701   $2,298,935   $12,355,027
                                                   ==========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                              INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  29,096     $   (6,798)     $  7,039    $ (10,244)      $ 30,950       $   (241)
Net realized gain (loss) on investments.....      7,716        169,629        65,864      325,833            373         (2,190)
Net unrealized appreciation (depreciation)
  of investments during the year............     35,552        840,390       (21,582)    (105,731)        (8,405)        18,863
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets from
  operations................................     72,364      1,003,221        51,321      209,858         22,918         16,432
                                              ----------    ----------      --------    ----------      --------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    310,292      1,737,346       127,973      582,452        224,085        123,418
Cost of insurance and administrative
  charges...................................    (76,939)      (364,105)      (55,932)    (156,359)       (42,136)        (8,687)
Surrenders and forfeitures..................     (8,154)       (53,656)       (8,030)     (19,760)        (1,602)
Net (withdrawals) repayments due to policy
  loans.....................................     (2,779)         3,715       (16,887)     (18,679)        (1,363)          (101)
Transfers between investment portfolios.....    274,632      1,036,789       109,236      230,165        128,083         88,185
Withdrawals due to death benefits...........                    (2,854)                   (34,374)
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets derived from
  policy transactions.......................    497,052      2,357,235       156,360      583,445        307,067        202,815
                                              ----------    ----------      --------    ----------      --------       --------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                                                             25,000
                                              ----------    ----------      --------    ----------      --------       --------
Total increase in net assets................    569,416      3,360,456       207,681      793,303        329,985        244,247
NET ASSETS
  Beginning of year.........................    654,754      2,126,511       363,494    1,217,185        528,343             --
                                              ----------    ----------      --------    ----------      --------       --------
  End of year...............................  $1,224,170    $5,486,967      $571,175    $2,010,488      $858,328       $244,247
                                              ==========    ==========      ========    ==========      ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................    $ (4,421)     $    123     $    (150)   $     880      $   (64)      $  (13,957)
Net realized gain (loss) on investments.....      (8,695)        7,111         3,385      (58,640)      (5,674)         277,116
Net unrealized appreciation (depreciation)
  of investments during the year............     (14,823)       57,630      (133,615)    (258,276)       3,621           81,910
                                                --------      --------     ---------    ---------      -------       ----------
Net increase (decrease) in net assets from
  operations................................     (27,939)       64,864      (130,380)    (316,036)      (2,117)         345,069
                                                --------      --------     ---------    ---------      -------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................     236,573       249,745       134,991      375,034       13,909        1,139,641
Cost of insurance and administrative
  charges...................................     (91,415)      (44,347)      (33,980)     (98,968)      (1,364)        (248,405)
Surrenders and forfeitures..................     (22,461)       (4,079)       (4,253)      (5,110)                      (30,009)
Net withdrawals due to policy loans.........     (10,745)       (1,174)         (969)      (2,809)                      (16,982)
Transfers between investment
  portfolios................................      79,336       141,529        (7,393)     259,476       37,997          531,504
Withdrawals due to death benefits...........                                                                            (29,065)
                                                --------      --------     ---------    ---------      -------       ----------
Net increase in net assets derived from
  policy transactions.......................     191,288       341,674        88,396      527,623       50,542        1,346,684
                                                --------      --------     ---------    ---------      -------       ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                               10,000       25,000
                                                --------      --------     ---------    ---------      -------       ----------
Total increase in net assets................     163,349       406,538       (41,984)     221,587       73,425        1,691,753
NET ASSETS
  Beginning of year.........................     617,522       284,774       362,835      668,520           --        1,461,832
                                                --------      --------     ---------    ---------      -------       ----------
  End of year...............................    $780,871      $691,312     $ 320,851    $ 890,107      $73,425       $3,153,585
                                                ========      ========     =========    =========      =======       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..............  $  11,490    $    90,908    $ 11,582     $  3,500    $    (428)    $   (1,597)
Net realized gain on investments..........     72,524                      4,094        4,157       29,677         34,195
Net unrealized appreciation of investments
  during the year.........................    119,097                     10,662       23,118      112,923          5,281
                                            ----------   -----------    --------     --------    ----------    ----------
Net increase in net assets from
  operations..............................    203,111         90,908      26,338       30,775      142,172         37,879
                                            ----------   -----------    --------     --------    ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    606,490     12,818,390     174,094       62,606      504,056        534,082
Cost of insurance and administrative
  charges.................................   (123,739)      (377,001)    (29,359)     (18,265)    (103,540)       (94,480)
Surrenders and forfeitures................     (8,110)        (2,037)       (655)        (561)      (7,104)        (7,124)
Net withdrawals due to policy loans.......     (1,427)        (2,750)     (2,918)        (647)      (6,952)        (2,905)
Transfers between investment portfolios...    392,712     (9,338,827)    290,953      207,288      267,938        418,275
Withdrawals due to death benefits.........     (2,251)          (880)     (1,330)                   (1,025)          (490)
                                            ----------   -----------    --------     --------    ----------    ----------
Net increase in net assets derived from
  policy transactions.....................    863,675      3,096,895     430,785      250,421      653,373        847,358
                                            ----------   -----------    --------     --------    ----------    ----------
Total increase in net assets..............  1,066,786      3,187,803     457,123      281,196      795,545        885,237
NET ASSETS
  Beginning of year.......................    554,108        528,337     132,364       80,279      472,616        450,268
                                            ----------   -----------    --------     --------    ----------    ----------
  End of year.............................  $1,620,894   $ 3,716,140    $589,487     $361,475    $1,268,161    $1,335,505
                                            ==========   ===========    ========     ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $  14,139    $  (7,857)   $  25,041    $   3,232    $  20,998    $     (502)
Net realized gain on investments.................    243,561      105,152       13,779       66,453       71,908       116,408
Net unrealized appreciation (depreciation) of
  investments during the year....................    549,676      629,595       74,713      (31,365)      77,492       631,639
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets from operations.......    807,376      726,890      113,533       38,320      170,398       747,545
                                                   ----------   ----------   ----------   ----------   ----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................  1,800,681    2,077,217      315,730      708,468      230,559     2,291,230
Cost of insurance and administrative charges.....   (378,890)    (507,915)     (76,002)    (144,645)     (67,535)     (452,765)
Surrenders and forfeitures.......................    (26,461)     (71,933)      (6,335)      (7,458)      (5,894)      (27,300)
Net withdrawals due to policy loans..............    (29,476)     (25,572)        (465)     (12,515)     (13,101)      (34,119)
Transfers between investment portfolios..........  1,407,893    1,003,643      537,410      688,760      201,574       935,324
Withdrawals due to death benefits................     (3,109)      (3,873)                                              (3,581)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets derived from policy
  transactions...................................  2,770,638    2,471,567      770,338    1,232,610      345,603     2,708,789
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Total increase in net assets.....................  3,578,014    3,198,457      883,871    1,270,930      516,001     3,456,334
NET ASSETS
  Beginning of year..............................  1,971,211    2,353,942      374,493      564,930      741,077     1,479,534
                                                   ----------   ----------   ----------   ----------   ----------   ----------
  End of year....................................  $5,549,225   $5,552,399   $1,258,364   $1,835,860   $1,257,078   $4,935,868
                                                   ==========   ==========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                          FIDELITY                     NEUBERGER    NEUBERGER     NEUBERGER &
                                                         INVESTMENT      FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED
                                                         GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND
                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................   $  8,586      $   (4,202)     $  1,755    $  (5,067)      $  2,468
Net realized gain (loss) on investments................      2,284          33,030         8,932       55,806           (214)
Net unrealized appreciation of investments during the
  year.................................................     14,149         188,611        32,678      126,532         13,582
                                                          --------      ----------      --------    ----------      --------
Net increase in net assets from operations.............     25,019         217,439        43,365      177,271         15,836
                                                          --------      ----------      --------    ----------      --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............................    250,638         899,768       108,720      437,297        147,394
Cost of insurance and administrative charges...........    (33,229)       (140,720)      (35,701)    (106,436)       (17,164)
Surrenders and forfeitures.............................     (4,629)         (4,872)       (1,492)      (4,296)          (843)
Net withdrawals due to policy loans....................     (2,142)        (14,814)         (191)        (676)          (580)
Transfers between investment portfolios................    265,581         900,755        83,895      175,334        333,959
Withdrawals due to death benefits......................     (2,005)
                                                          --------      ----------      --------    ----------      --------
Net increase in net assets derived from policy
  transactions.........................................    474,214       1,640,117       155,231      501,223        462,766
                                                          --------      ----------      --------    ----------      --------
Total increase in net assets...........................    499,233       1,857,556       198,596      678,494        478,602
NET ASSETS
  Beginning of year....................................    155,521         268,955       164,898      538,691         49,741
                                                          --------      ----------      --------    ----------      --------
  End of year..........................................   $654,754      $2,126,511      $363,494    $1,217,185      $528,343
                                                          ========      ==========      ========    ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                         AMERICAN                                  VAN ECK
                                                        CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    ALGER AMERICAN
                                                         CAPITAL      WORLDWIDE     WORLDWIDE      EMERGING        SMALL
                                                       APPRECIATION      BOND      HARD ASSETS     MARKETS     CAPITALIZATION
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................    $ (3,060)     $  2,294      $  2,861     $  (2,111)     $   (5,530)
Net realized gain (loss) on investments..............      (5,844)          483        15,927        12,776          28,910
Net unrealized appreciation (depreciation) of
  investments during the year........................      (2,856)        5,566       (16,044)     (170,771)         86,416
                                                         --------      --------      --------     ---------      ----------
Net increase (decrease) in net assets from
  operations.........................................     (11,760)        8,343         2,744      (160,106)        109,796
                                                         --------      --------      --------     ---------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     302,126       134,179       131,149       362,026         708,739
Cost of insurance and administrative charges.........     (80,091)      (24,944)      (29,372)      (51,528)       (131,231)
Surrenders and forfeitures...........................      (4,824)         (957)       (2,265)       (1,605)         (3,435)
Net withdrawals due to policy loans..................        (694)       (1,431)         (341)         (528)        (13,587)
Transfers between investment portfolios..............      63,153        71,029       111,374       441,995         424,465
                                                         --------      --------      --------     ---------      ----------
Net increase in net assets derived from policy
  transactions.......................................     279,670       177,876       210,545       750,360         984,951
                                                         --------      --------      --------     ---------      ----------
Total increase in net assets.........................     267,910       186,219       213,289       590,254       1,094,747
NET ASSETS
  Beginning of year..................................     349,612        98,555       149,546        78,266         367,085
                                                         --------      --------      --------     ---------      ----------
  End of year........................................    $617,522      $284,774      $362,835     $ 668,520      $1,461,832
                                                         ========      ========      ========     =========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America ("PLACA") under the provisions of Delaware law and commenced operations on February 1, 1995. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The Policies are distributed principally through personal producing general agents and brokers.

PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-five subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Investment Grade Bond and Fidelity Contrafund(R) Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund.

At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively.

Net premiums from in-force Policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the Policies (Note 4). The Separate Account's assets are the property of PLACA.

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

  Investment Valuation:

Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the Policies, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

  Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

At December 31, 1999, the investments of the respective Subaccounts are as follows:

--------------------------------------------------------------------------------------------------
                                                             SHARES        COST       MARKET VALUE
--------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio........................................    206,160    $3,746,211     $3,904,672
  Money Market Portfolio..................................  7,210,373    $7,210,373     $7,210,373
  Bond Portfolio..........................................    125,221    $1,368,864     $1,324,837
  Managed Portfolio.......................................     69,370    $1,189,142     $1,164,717
  Aggressive Growth Portfolio.............................    107,070    $2,161,602     $2,352,333
  International Portfolio.................................    200,685    $2,741,163     $3,347,428
  All Pro Large Cap Growth Portfolio......................    123,818    $1,604,703     $1,828,788
  All Pro Large Cap Value Portfolio.......................     48,613      $490,336       $485,162
  All Pro Small Cap Growth Portfolio......................     55,414      $671,134     $1,043,448
  All Pro Small Cap Value Portfolio.......................     75,736      $578,836       $573,321
Variable Insurance Products Fund:
  Equity-Income Portfolio.................................    488,152   $11,552,482    $12,550,381
  Growth Portfolio........................................    349,360   $13,304,772    $19,190,345
  High Income Portfolio...................................    216,006    $2,599,610     $2,443,033
  Overseas Portfolio......................................    241,307    $4,888,072     $6,621,461
Variable Insurance Products Fund II:
  Asset Manager Portfolio.................................    179,860    $3,073,363     $3,357,990
  Index 500 Portfolio.....................................    127,496   $16,718,458    $21,344,259
  Investment Grade Bond Portfolio.........................    145,302    $1,793,506     $1,766,878
  Contrafund(R) Portfolio.................................    352,994    $7,883,811    $10,289,770
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio.........................     82,429    $1,105,814     $1,091,364
  Partners Portfolio......................................    128,601    $2,543,668     $2,525,724
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio........................     49,491      $558,235       $529,057
  Van Eck Worldwide Hard Assets Portfolio.................     52,737      $613,661       $577,999
  Van Eck Worldwide Emerging Markets Portfolio............    150,485    $1,370,637     $2,145,910
  Van Eck Worldwide Real Estate Portfolio.................     16,705      $160,193       $152,847
Alger American Fund:
  Alger American Small Capitalization Portfolio...........    104,156    $4,388,576     $5,744,229

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 1999, 1998 and 1997, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH PORTFOLIO                    MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1999         1998        1997        1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      73,102       73,135     50,220     8,932,793    10,866,458    11,393,078
Shares received from reinvestment of:
  Dividends....................................         512        1,893      1,003       268,224       197,496        88,801
  Capital gain distributions...................       2,993       13,090      4,035
                                                 ----------   ----------   --------   -----------   -----------   -----------
Total shares acquired..........................      76,607       88,118     55,258     9,201,017    11,063,954    11,481,879
Total shares redeemed..........................     (20,708)     (21,151)    (2,578)   (6,346,192)   (9,925,488)   (8,717,947)
                                                 ----------   ----------   --------   -----------   -----------   -----------
Net increase in shares owned...................      55,899       66,967     52,680     2,854,825     1,138,466     2,763,932
Shares owned, beginning of year................     150,261       83,294     30,614     4,355,548     3,217,082       453,150
                                                 ----------   ----------   --------   -----------   -----------   -----------
Shares owned, end of year......................     206,160      150,261     83,294     7,210,373     4,355,548     3,217,082
                                                 ==========   ==========   ========   ===========   ===========   ===========
Cost of shares acquired........................  $1,459,551   $1,524,498   $986,013   $ 9,201,017   $11,063,954   $11,481,879
                                                 ==========   ==========   ========   ===========   ===========   ===========
Cost of shares redeemed........................  $  344,226   $  341,507   $ 38,324   $ 6,346,192   $ 9,925,488   $ 8,717,947
                                                 ==========   ==========   ========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                                   BOND PORTFOLIO                 MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             1999       1998       1997       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    36,328     77,640     50,228     46,775     18,495     16,278
Shares received from reinvestment of:
  Dividends..............................................     1,653      4,610      1,233        286        832        282
  Capital gain distributions.............................     1,299          8                 1,951      1,087         44
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    39,280     82,258     51,461     49,012     20,414     16,604
Total shares redeemed....................................   (30,589)   (19,415)   (10,179)   (16,359)    (4,885)      (884)
                                                           --------   --------   --------   --------   --------   --------
Net increase in shares owned.............................     8,691     62,843     41,282     32,653     15,529     15,720
Shares owned, beginning of year..........................   116,530     53,687     12,405     36,717     21,188      5,468
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   125,221    116,530     53,687     69,370     36,717     21,188
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $419,905   $908,607   $552,874   $843,762   $346,281   $268,677
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $331,936   $204,339   $106,413   $265,196   $ 67,202   $ 10,599
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                            AGGRESSIVE GROWTH PORTFOLIO        INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             1999       1998       1997       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    25,961     31,265     38,091     60,220     56,397     64,862
Shares received from reinvestment of:
  Dividends..............................................       508        508        247      1,831        813        306
  Capital gain distributions.............................    12,602      4,846         49      9,395      7,315      2,397
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    39,071     36,619     38,387     71,446     64,525     67,565
Total shares redeemed....................................   (15,809)    (9,961)    (6,756)   (22,691)   (10,722)    (3,015)
                                                           --------   --------   --------   --------   --------   --------
Net increase in shares owned.............................    23,262     26,658     31,631     48,755     53,803     64,550
Shares owned, beginning of year..........................    83,808     57,150     25,519    151,930     98,127     33,577
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   107,070     83,808     57,150    200,685    151,930     98,127
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $747,203   $753,159   $796,588   $993,410   $866,730   $916,201
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $288,626   $163,105   $113,966   $290,636   $134,336   $ 36,245
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------
                                                                     ALL PRO                ALL PRO
                                                                    LARGE CAP              LARGE CAP
                                                                     GROWTH                  VALUE
                                                                    PORTFOLIO              PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                 1999        1998       1999       1998
---------------------------------------------------------------------------------------------------------
Shares purchased............................................     125,649     24,150     41,597     28,950
Shares received from reinvestment of:
  Dividends.................................................           5                   161
  Capital gain distributions................................
                                                              ----------   --------   --------   --------
Total shares acquired.......................................     125,654     24,150     41,758     28,950
Total shares redeemed.......................................     (22,900)    (3,086)   (17,132)    (4,963)
                                                              ----------   --------   --------   --------
Net increase in shares owned................................     102,754     21,064     24,626     23,987
Shares owned, beginning of year.............................      21,064                23,987
                                                              ----------   --------   --------   --------
Shares owned, end of year...................................     123,818     21,064     48,613     23,987
                                                              ==========   ========   ========   ========
Cost of shares acquired.....................................  $1,626,858   $248,497   $424,442   $265,246
                                                              ==========   ========   ========   ========
Cost of shares redeemed.....................................  $  238,712   $ 31,940   $150,321   $ 49,031
                                                              ==========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
-------------------------------------------------------------------------------------------------------
                                                                    ALL PRO               ALL PRO
                                                                   SMALL CAP             SMALL CAP
                                                                    GROWTH                 VALUE
                                                                   PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------
                                                                1999       1998       1999       1998
-------------------------------------------------------------------------------------------------------
Shares purchased............................................    47,453     32,753     52,030     43,816
Shares received from reinvestment of:
  Dividends.................................................                              73
  Capital gain distributions................................
                                                              --------   --------   --------   --------
Total shares acquired.......................................    47,453     32,753     52,103     43,816
Total shares redeemed.......................................   (20,358)    (4,434)   (10,483)    (9,700)
                                                              --------   --------   --------   --------
Net increase in shares owned................................    27,095     28,319     41,620     34,116
Shares owned, beginning of year.............................    28,319                34,116
                                                              --------   --------   --------   --------
Shares owned, end of year...................................    55,414     28,319     75,736     34,116
                                                              ========   ========   ========   ========
Cost of shares acquired.....................................  $601,240   $272,699   $396,338   $340,167
                                                              ========   ========   ========   ========
Cost of shares redeemed.....................................  $158,518   $ 44,287   $ 76,344   $ 81,325
                                                              ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY-INCOME PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1999         1998         1997         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     127,157      153,199      135,989       82,042       94,179       76,083
Shares received from reinvestment of:
  Dividends.....................................       6,224        3,495        1,879          495          887          536
  Capital gain distributions....................      13,759       12,437        9,447       31,095       23,197        2,400
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     147,140      169,131      147,315      113,632      118,263       79,019
Total shares redeemed...........................     (38,591)     (18,079)     (12,497)     (16,548)     (15,647)      (4,951)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     108,549      151,052      134,818       97,084      102,616       74,068
Shares owned, beginning of year.................     379,603      228,551       93,733      252,276      149,660       75,592
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     488,152      379,603      228,551      349,360      252,276      149,660
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $3,726,855   $4,057,867   $3,254,127   $5,084,590   $4,350,414   $2,711,400
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $  746,130   $  345,627   $  225,789   $  471,685   $  460,966   $  142,538
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                          HIGH INCOME PORTFOLIO                  OVERSEAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       1999        1998        1997        1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................    66,264       69,235     69,137       96,724       81,679       70,577
Shares received from reinvestment of:
  Dividends........................................    17,034        7,523      2,488        2,832        2,130          605
  Capital gain distributions.......................       636        4,781        307        4,567        6,278        2,403
                                                     --------   ----------   --------   ----------   ----------   ----------
Total shares acquired..............................    83,934       81,539     71,932      104,123       90,087       73,585
Total shares redeemed..............................   (28,204)     (13,926)    (9,180)     (34,322)     (14,199)      (7,953)
                                                     --------   ----------   --------   ----------   ----------   ----------
Net increase in shares owned.......................    55,730       67,613     62,752       69,801       75,888       65,632
Shares owned, beginning of year....................   160,276       92,663     29,911      171,506       95,618       29,986
                                                     --------   ----------   --------   ----------   ----------   ----------
Shares owned, end of year..........................   216,006      160,276     92,663      241,307      171,506       95,618
                                                     ========   ==========   ========   ==========   ==========   ==========
Cost of shares acquired............................  $934,435   $1,006,130   $916,751   $2,201,082   $1,741,880   $1,433,652
                                                     ========   ==========   ========   ==========   ==========   ==========
Cost of shares redeemed............................  $341,999   $  165,121   $107,593   $  630,868   $  247,122   $  131,357
                                                     ========   ==========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                         ASSET MANAGER PORTFOLIO                 INDEX 500 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       1999         1998        1997        1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      58,391       63,645     23,488       48,111       53,123       28,249
Shares received from reinvestment of:
  Dividends.......................................       4,685        2,657      1,757          944          555          204
  Capital gain distributions......................       5,934        7,972      4,410          641        1,285          414
                                                    ----------   ----------   --------   ----------   ----------   ----------
Total shares acquired.............................      69,010       74,274     29,655       49,696       54,963       28,867
Total shares redeemed.............................     (15,743)     (17,480)    (3,629)      (9,669)     (10,643)      (2,318)
                                                    ----------   ----------   --------   ----------   ----------   ----------
Net increase in shares owned......................      53,267       56,794     26,026       40,027       44,320       26,549
Shares owned, beginning of year...................     126,593       69,799     43,773       87,469       43,149       16,600
                                                    ----------   ----------   --------   ----------   ----------   ----------
Shares owned, end of year.........................     179,860      126,593     69,799      127,496       87,469       43,149
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares acquired...........................  $1,204,348   $1,257,524   $494,496   $7,454,952   $6,814,303   $2,998,568
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares redeemed...........................  $  255,398   $  269,912   $ 55,987   $  873,045   $  851,382   $  173,873
                                                    ==========   ==========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------------
                                                             INVESTMENT GRADE                      CONTRAFUND(R)
                                                              BOND PORTFOLIO                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        1999        1998       1997        1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................      85,128     43,614     43,904      136,907      123,430       95,855
Shares received from reinvestment of:
  Dividends........................................       4,150      2,904        866        1,179          817          175
  Capital gain distributions.......................       1,302        344                   8,647        6,008          464
                                                     ----------   --------   --------   ----------   ----------   ----------
Total shares acquired..............................      90,580     46,862     44,770      146,733      130,255       96,494
Total shares redeemed..............................     (39,735)    (4,535)    (5,346)     (18,247)     (12,392)      (6,090)
                                                     ----------   --------   --------   ----------   ----------   ----------
Net increase in shares owned.......................      50,845     42,327     39,424      128,486      117,863       90,404
Shares owned, beginning of year....................      94,457     52,130     12,706      224,508      106,645       16,241
                                                     ----------   --------   --------   ----------   ----------   ----------
Shares owned, end of year..........................     145,302     94,457     52,130      352,994      224,508      106,645
                                                     ==========   ========   ========   ==========   ==========   ==========
Cost of shares acquired............................  $1,108,475   $586,720   $548,044   $3,738,001   $2,721,969   $1,758,817
                                                     ==========   ========   ========   ==========   ==========   ==========
Cost of shares redeemed............................  $  483,575   $ 52,856   $ 62,960   $  296,631   $  201,903   $   89,872
                                                     ==========   ========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                              BALANCED PORTFOLIO                  GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                          1999       1998       1997        1999         1998        1997
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................     1,894     19,377     11,617        3,434       29,928     19,122
Shares received from reinvestment of:
  Dividends...........................................       628        673        207
  Capital gain distributions..........................       930      4,722        531        4,649       14,622      1,969
                                                        --------   --------   --------   ----------   ----------   --------
Total shares acquired.................................     3,452     24,772     12,355        8,083       44,550     21,091
Total shares redeemed.................................   (38,408)   (10,237)    (2,292)     (84,556)      (7,932)    (2,132)
                                                        --------   --------   --------   ----------   ----------   --------
Net (decrease) increase in shares owned...............   (34,956)    14,535     10,063      (76,473)      36,618     18,959
Shares owned, beginning of year.......................    34,956     20,421     10,358       76,473       39,855     20,896
                                                        --------   --------   --------   ----------   ----------   --------
Shares owned, end of year.............................        --     34,956     20,421           --       76,473     39,855
                                                        ========   ========   ========   ==========   ==========   ========
Cost of shares acquired...............................  $ 53,427   $390,678   $202,808   $  193,400   $1,104,028   $605,607
                                                        ========   ========   ========   ==========   ==========   ========
Cost of shares redeemed...............................  $612,103   $161,415   $ 36,890   $2,171,599   $  204,994   $ 53,645
                                                        ========   ========   ========   ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
                                                                     LIMITED MATURITY                PARTNERS
                                                                      BOND PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                1999       1998       1997        1999        1998
--------------------------------------------------------------------------------------------------------------------
Shares purchased............................................    54,409     30,075     34,180      130,332     13,985
Shares received from reinvestment of:
  Dividends.................................................     3,965      2,621        290          222
  Capital gain distributions................................                                          387
                                                              --------   --------   --------   ----------   --------
Total shares acquired.......................................    58,374     32,696     34,470      130,941     13,985
Total shares redeemed.......................................   (38,053)    (8,006)      (592)     (15,243)    (1,082)
                                                              --------   --------   --------   ----------   --------
Net increase in shares owned................................    20,321     24,690     33,878      115,698     12,903
Shares owned, beginning of year.............................    62,108     37,418      3,540       12,903
                                                              --------   --------   --------   ----------   --------
Shares owned, end of year...................................    82,429     62,108     37,418      128,601     12,903
                                                              ========   ========   ========   ==========   ========
Cost of shares acquired.....................................  $775,612   $447,958   $473,413   $2,587,656   $247,264
                                                              ========   ========   ========   ==========   ========
Cost of shares redeemed.....................................  $522,741   $109,568   $  8,393   $  269,372   $ 21,880
                                                              ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     AMERICAN CENTURY
                                                                VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                   AMERICAN CENTURY VP
                                                              CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
Shares purchased............................................     4,498     33,759     35,982
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................                3,550      1,032
                                                              --------   --------   --------
Total shares acquired.......................................     4,498     37,309     37,014
Total shares redeemed.......................................   (91,069)   (14,532)    (7,362)
                                                              --------   --------   --------
Net (decrease) increase in shares owned.....................   (86,571)    22,777     29,652
Shares owned, beginning of year.............................    86,571     63,794     34,142
                                                              --------   --------   --------
Shares owned, end of year...................................        --     86,571     63,794
                                                              ========   ========   ========
Cost of shares acquired.....................................  $ 40,967   $343,650   $360,144
                                                              ========   ========   ========
Cost of shares redeemed.....................................  $873,490   $165,478   $ 89,378
                                                              ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                                    VAN ECK WORLDWIDE                VAN ECK WORLDWIDE
                                                                      BOND PORTFOLIO               HARD ASSETS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                                1999       1998       1997       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................................    12,314     36,665     23,946     22,265     17,397     19,029
Shares received from reinvestment of:
  Dividends.................................................     2,315        302        329        545        154        263
  Capital gain distributions................................     1,034                                       3,792        194
                                                              --------   --------   --------   --------   --------   --------
Total shares acquired.......................................    15,663     36,967     24,275     22,810     21,343     19,486
Total shares redeemed.......................................   (22,468)    (6,583)    (7,242)    (4,948)    (9,549)    (5,349)
                                                              --------   --------   --------   --------   --------   --------
Net increase in shares owned................................    (6,805)    30,384     17,033     17,862     11,794     14,137
Shares owned, beginning of year.............................    56,296     25,912      8,879     34,875     23,081      8,944
                                                              --------   --------   --------   --------   --------   --------
Shares owned, end of year...................................    49,491     56,296     25,912     52,737     34,875     23,081
                                                              ========   ========   ========   ========   ========   ========
Cost of shares acquired.....................................  $173,521   $419,483   $258,716   $234,961   $243,416   $309,179
                                                              ========   ========   ========   ========   ========   ========
Cost of shares redeemed.....................................  $241,074   $ 70,575   $ 78,063   $ 79,715   $151,785   $ 79,846
                                                              ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
                                                                    VAN ECK WORLDWIDE             VAN ECK WORLDWIDE
                                                                EMERGING MARKETS PORTFOLIO      REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                1999       1998       1997        1999         1998
----------------------------------------------------------------------------------------------------------------------
Shares purchased............................................    64,480     75,726     58,300       11,666       11,645
Shares received from reinvestment of:
  Dividends.................................................                  605         30          167
  Capital gain distributions................................                  538
                                                              --------   --------   --------   ----------   ----------
Total shares acquired.......................................    64,480     76,869     58,330       11,833       11,645
Total shares redeemed.......................................   (39,010)   (12,629)    (3,821)      (2,824)      (3,949)
                                                              --------   --------   --------   ----------   ----------
Net increase in shares owned................................    25,470     64,240     54,509        9,009        7,696
Shares owned, beginning of year.............................   125,015     60,775      6,266        7,696
                                                              --------   --------   --------   ----------   ----------
Shares owned, end of year...................................   150,485    125,015     60,775       16,705        7,696
                                                              ========   ========   ========   ==========   ==========
Cost of shares acquired.....................................  $622,693   $649,297   $804,526   $  115,470   $  110,595
                                                              ========   ========   ========   ==========   ==========
Cost of shares redeemed.....................................  $566,431   $169,434   $ 43,501   $   25,081   $   40,791
                                                              ========   ========   ========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------
                                                                         ALGER AMERICAN
                                                                 SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                 1999         1998         1997
--------------------------------------------------------------------------------------------------
Shares purchased............................................      31,023       37,591       26,913
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................      11,270        7,022          790
                                                              ----------   ----------   ----------
Total shares acquired.......................................      42,293       44,613       27,703
Total shares redeemed.......................................      (9,858)      (6,305)      (3,263)
                                                              ----------   ----------   ----------
Net increase in shares owned................................      32,435       38,308       24,440
Shares owned, beginning of year.............................      71,721       33,413        8,973
                                                              ----------   ----------   ----------
Shares owned, end of year...................................     104,156       71,721       33,413
                                                              ==========   ==========   ==========
Cost of shares acquired.....................................  $1,781,809   $1,870,715   $1,143,613
                                                              ==========   ==========   ==========
Cost of shares redeemed.....................................  $  382,753   $  260,872   $  135,282
                                                              ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

PLACA makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by PLACA. The charge is deducted at an annual rate of 0.65% -- 0.75% of the average daily net assets of the Separate Account. This charge may be increased on a prospective basis, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

The Separate Account is also charged monthly by PLACA for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

During any given policy year, the first twelve transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1999, 1998 and 1997.

The Policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 7, 2000

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1999          1998
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 1999-$320,293;
      1998-$352,107)........................................  $  304,681    $  359,442
     Held to maturity, at amortized cost (market:
      1999-$41,906; 1998-$57,419)...........................      42,263        54,671
  Equity securities, at market (cost: 1999-$232;
     1998-$1,278)...........................................         400         1,360
  Mortgage loans............................................      58,179        58,907
  Real estate...............................................       1,794           484
  Policy loans and premium notes............................      11,168         8,454
  Other invested assets.....................................       2,041            88
                                                              ----------    ----------
       Total investments....................................     420,526       483,406
                                                              ----------    ----------
Cash and cash equivalents...................................       6,010         5,581
Investment income due and accrued...........................       6,868         7,304
Deferred policy acquisition costs...........................     133,347       104,913
Reinsurance recoverable.....................................       3,515         3,054
Separate account assets.....................................   1,127,941       880,417
Other assets................................................       1,179         1,312
                                                              ----------    ----------
       Total assets.........................................  $1,699,386    $1,485,987
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  482,673    $  517,625
  Other policy obligations..................................       1,744         1,181
                                                              ----------    ----------
       Total policy liabilities.............................     484,417       518,806
                                                              ----------    ----------
Payable to parent...........................................         917            --
Federal income taxes payable:
  Current...................................................       2,676         6,281
  Deferred..................................................       1,246         2,474
Separate account liabilities................................   1,124,803       877,713
Other liabilities...........................................       5,191         3,447
                                                              ----------    ----------
       Total liabilities....................................   1,619,250     1,408,721
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      44,165        44,165
  Retained earnings.........................................      37,306        28,346
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (3,835)        2,255
                                                              ----------    ----------
       Total equity.........................................      80,136        77,266
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,699,386    $1,485,987
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               1999       1998       1997
                                                              -------    -------    -------
REVENUES
Premiums....................................................  $18,031    $13,269    $13,904
Policy and contract charges.................................   29,386     18,239     11,729
Net investment income.......................................   34,876     35,262     32,314
Other income................................................    2,927      2,705      4,815
Net realized (losses) gains on investments..................   (1,887)     2,010         69
                                                              -------    -------    -------
  Total revenues............................................   83,333     71,485     62,831
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   13,435     13,884     15,606
Change in future policyholder benefits......................   32,415     24,791     19,254
Commissions and operating expenses..........................   22,736     19,859     15,271
Policyholder dividends......................................    1,090        958        773
                                                              -------    -------    -------
  Total benefits and expenses...............................   69,676     59,492     50,904
                                                              -------    -------    -------
     Income before income taxes.............................   13,657     11,993     11,927
Income tax expense:
  Current...................................................    2,645      3,776      2,470
  Deferred..................................................    2,052        436      1,979
                                                              -------    -------    -------
     Total income tax expense...............................    4,697      4,212      4,449
                                                              -------    -------    -------
       Net Income...........................................  $ 8,960    $ 7,781    $ 7,478
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON              CAPITAL                 APPRECIATION
                                      STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES    EQUITY
                                      ------   ------   -----------   --------   --------------   -------
Balance at January 1, 1997..........  2,500    $2,500     $37,665     $13,087       $   897       $54,149
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,478            --         7,478
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --         1,962         1,962
                                                                                                  -------
  Total comprehensive income........                                                                9,440
  Capital contribution from
     parent.........................     --       --        6,500          --            --         6,500
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1997........  2,500    2,500       44,165      20,565         2,859        70,089
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,781            --         7,781
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --          (604)         (604)
                                                                                                  -------
  Total comprehensive income........                                                                7,177
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1998........  2,500    2,500       44,165      28,346         2,255        77,266
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       8,960            --         8,960
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --        (6,090)       (6,090)
                                                                                                  -------
  Total comprehensive income........                                                                2,870
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1999........  2,500    $2,500     $44,165     $37,306       $(3,835)      $80,136
                                      =====    ======     =======     =======       =======       =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                1999        1998        1997
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   8,960   $   7,781   $   7,478
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     24,461      21,927      15,076
  Amortization of deferred policy acquisition costs.........     16,426      14,804       9,445
  Capitalization of deferred policy acquisition costs.......    (31,369)    (35,985)    (31,404)
  Deferred Federal income taxes.............................      2,052         436       1,979
  Depreciation, amortization and accretion..................       (371)        372         625
  Net realized losses (gains) on investments................      1,887      (2,010)        (69)
  Change in investment income due and accrued...............        436        (258)       (437)
  Change in reinsurance recoverable.........................       (461)     71,620       5,672
  Change in policy liabilities..............................       (894)    (77,582)    (12,255)
  Change in other liabilities...............................      1,744      (3,444)      3,250
  Change in current Federal income taxes payable............     (3,605)      2,353        (809)
  Other, net................................................        294      (2,236)     (2,676)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) operating activities.....     19,560      (2,222)     (4,125)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     27,345      21,681      21,382
  Equity securities.........................................        652         370         100
  Real estate...............................................         --       5,324         772
  Other invested assets.....................................        566         248         333
Proceeds from maturities of investments:
  Held to maturity securities...............................     13,801      10,128      19,184
  Available for sale securities.............................     58,546      56,894      28,439
  Mortgage loans............................................      8,631       4,436       2,599
Purchases of investments:
  Held to maturity securities...............................     (1,080)     (2,000)     (2,029)
  Available for sale securities.............................    (55,525)   (119,639)    (72,520)
  Equity securities.........................................         --        (207)       (609)
  Mortgage loans............................................     (8,825)    (17,166)     (7,179)
  Real estate...............................................        (65)       (195)        (99)
  Other invested assets.....................................     (2,507)         --        (302)
Contributions of separate account seed money................         --        (330)         --
Withdrawals of separate account seed money..................         --         265          --
Policy loans and premium notes, net.........................     (2,714)     (1,729)       (373)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) investing activities.....     38,825     (41,920)    (10,302)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    212,196     302,071     232,307
Variable universal life and investment product
  withdrawals...............................................   (270,152)   (252,348)   (228,871)
Capital contribution from parent............................         --          --       6,500
                                                              ---------   ---------   ---------
    Net cash (used in) provided by financing activities.....    (57,956)     49,723       9,936
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................        429       5,581      (4,491)
Cash and cash equivalents, beginning of year................      5,581          --       4,491
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   6,010   $   5,581   $      --
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   6,246   $   1,434   $   3,280
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $   1,245   $     500   $      --
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

On October 13, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion (Plan) to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure.

The Insurance Department of the Commonwealth of Pennsylvania reviewed the Plan and rendered its Decision and Order approving the Plan, subject to certain conditions, on November 6, 1998.

A Special Meeting of policyholders to consider and vote upon the Plan was held on February 9, 1999. Approximately 90% of the voting policyholders approved the Plan.

Subsequent to the Special Meeting, a group of dissident policyholders filed a lawsuit to block the Plan. On February 11, 1999, a Philadelphia Common Pleas Court judge issued an order granting a preliminary injunction blocking the Plan until the Court conducted a hearing. Provident Mutual continued to provide information to the Court at hearings held on March 16, 1999 and June 22, 1999. On September 16, 1999, the judge issued a permanent injunction blocking the Plan until certain additional disclosures were made.

On October 29, 1999, Provident Mutual announced that it was abandoning the Plan due to practical barriers to completing all of the required steps before the December 31, 1999 deadline mandated in the Pennsylvania Insurance Department's order approving the Plan.

The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 78% of the Company's sales for the year ended December 31, 1999. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation, including short-term investments reclassified as cash and cash equivalents.

The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net income was $886, $1,702 and $1,792 for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory surplus was $44,161 and $44,730 as of December 31, 1999 and 1998, respectively.

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/ depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $740 and $1,064 at December 31, 1999 and 1998, respectively.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at lower of cost or fair value and is held for sale.

Other invested assets consist of limited partnerships carried at the lower of cost or market value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased, reduced by the amount of outstanding checks.

It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company is currently reviewing SFAS No. 133 and has not yet determined its impact on the financial statements.

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of this statement did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 3.5% to 4.5%.

  Variable Life and Investment-Type Products

Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance

Premiums for individual life policies are recognized when due.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates which ranged from 4.5% to 6.5% in 1999.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins was 8.0% for 1999, 8.25% for 1998 and 8.0% for 1997.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1999 and 1998:

                                       DECEMBER 31, 1999           DECEMBER 31, 1998
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $304,681      $304,681      $359,442      $359,442
  Held to maturity................     $41,906       $42,263       $57,419       $54,671
Equity securities.................        $400          $400        $1,360        $1,360
Mortgage loans....................     $57,261       $58,179       $64,225       $58,907
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,407        $7,428        $7,479        $7,142
Individual annuities..............  $1,346,732    $1,384,023    $1,181,520    $1,215,896

The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1999 and 1998 are as follows:

                                                                  DECEMBER 31, 1999
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                   COST         GAINS         LOSSES        VALUE
               ------------------                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,714       $    1       $    67      $  1,648
Obligations of states and political
  subdivisions..................................       952           37            --           989
Corporate securities............................   290,080          751        15,499       275,332
Mortgage-backed securities......................    27,547          155           990        26,712
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   320,293          944        16,556       304,681
Equity securities...............................       232          171             3           400
                                                  --------       ------       -------      --------
  Total.........................................  $320,525       $1,115       $16,559      $305,081
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,165        $182          $ 23        $ 4,324
Corporate securities.............................    36,770          99           653         36,216
Mortgage-backed securities.......................     1,328          38            --          1,366
                                                    -------        ----          ----        -------
  Total..........................................   $42,263        $319          $676        $41,906
                                                    =======        ====          ====        =======

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                   COST         GAINS         LOSSES        VALUE
               ------------------                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $    562      $    38        $   --      $    600
Obligations of states and political
  subdivisions..................................     3,416          215            --         3,631
Corporate securities............................   317,068        9,330         3,340       323,058
Mortgage-backed securities......................    31,061        1,121            29        32,153
                                                  --------      -------        ------      --------
  Subtotal -- fixed maturities..................   352,107       10,704         3,369       359,442
Equity securities...............................     1,278          495           413         1,360
                                                  --------      -------        ------      --------
  Total.........................................  $353,385      $11,199        $3,782      $360,802
                                                  ========      =======        ======      ========

                                                                   DECEMBER 31, 1998
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,655       $  594         $--         $ 5,249
Corporate securities.............................    46,618        1,849           1          48,466
Mortgage-backed securities.......................     3,398          306          --           3,704
                                                    -------       ------         ---         -------
  Total..........................................   $54,671       $2,749         $ 1         $57,419
                                                    =======       ======         ===         =======

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
                     AVAILABLE FOR SALE                         COST       FAIR VALUE
                     ------------------                       ---------    ----------
Due in one year or..........................................  $ 13,041      $ 13,064
Due after one year through five years.......................   117,657       115,895
Due after five years through ten years......................   106,214        98,939
Due after ten years.........................................    83,381        76,783
                                                              --------      --------
  Total.....................................................  $320,293      $304,681
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
                      HELD TO MATURITY                          COST       FAIR VALUE
                      ----------------                        ---------    ----------
Due in one year or less.....................................   $ 5,416      $  5,413
Due after one year through five years.......................    19,961        19,773
Due after five years through ten years......................    13,993        13,984
Due after ten years.........................................     2,893         2,736
                                                               -------      --------
  Total.....................................................   $42,263      $ 41,906
                                                               =======      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                          1999       1998      1997
                                                         -------    ------    -------
Fixed maturities.......................................  $(1,506)   $ (292)   $ 1,135
Equity securities......................................     (393)     (273)    (1,360)
Mortgage loans.........................................       --      (194)       104
Real estate............................................       --     2,735        133
Other invested assets..................................       12        34         57
                                                         -------    ------    -------
                                                         $(1,887)   $2,010    $    69
                                                         =======    ======    =======

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 1999 and 1998 is summarized as follows:

                                                                1999       1998
                                                              --------    -------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(15,444)   $ 7,417
  Amortization of deferred policy acquisition costs.........     9,545     (3,947)
  Deferred Federal income taxes.............................     2,064     (1,215)
                                                              --------    -------
Net unrealized (depreciation) appreciation..................  $ (3,835)   $ 2,255
                                                              ========    =======

Net investment income, by type of investment, is as follows for the years ending December 31, 1999, 1998 and 1997:

                                                         1999       1998       1997
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $25,413    $25,294    $22,559
  Held to maturity....................................    4,126      4,686      5,692
Equity securities.....................................        2         66         92
Mortgage loans........................................    5,099      4,485      3,924
Real estate...........................................      183        523        591
Policy loans..........................................      427        299        214
Cash and cash equivalents.............................      255        431        258
Other, net............................................      119        781          9
                                                        -------    -------    -------
                                                         35,624     36,565     33,339
Less investment expenses..............................     (748)    (1,303)    (1,025)
                                                        -------    -------    -------
Net investment income.................................  $34,876    $35,262    $32,314
                                                        =======    =======    =======

4.  MORTGAGE LOANS

The carrying value of impaired loans was $0 and $2,363, which were net of reserves of $0 and $474 as of December 31, 1999 and 1998, respectively.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1999 and 1998 is as follows:

                                                                 1999      1998
                                                                ------    ------
Balance at January 1........................................    $1,064    $1,170
Provision, net of recoveries................................      (324)      124
Releases due to foreclosures................................        --      (230)
                                                                ------    ------
Balance at December 31......................................    $  740    $1,064
                                                                ======    ======

The average recorded investment in impaired loans was $1,418 and $2,624 during 1999 and 1998, respectively. Interest income recognized on impaired loans during 1999, 1998 and 1997 was $124, $237 and $284, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate totaled $1,794 and $484 as of December 31, 1999 and 1998, respectively. Depreciation expense was $0, $116 and $113 for the years ended December 31, 1999, 1998 and 1997, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 1999, 1998 and 1997 is as follows (in thousands):

                                                        1999        1998       1997
                                                      --------    --------    -------
Balance at January 1,...............................  $104,913    $ 83,291    $62,520
Expenses deferred...................................    31,369      35,985     31,404
Amortization of DAC.................................   (16,426)    (14,804)    (9,445)
Effect on DAC from unrealized losses (gains)........    13,491         441     (1,188)
                                                      --------    --------    -------
Balance at December 31,.............................  $133,347    $104,913    $83,291
                                                      ========    ========    =======

7.  FEDERAL INCOME TAXES

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                           --------------------------
                                                            1999      1998      1997
                                                           ------    ------    ------
Federal income tax at statutory rate.....................  $4,780    $4,198    $4,174
  Current year equity tax................................     817       664       900
  True down of prior years' equity tax...................    (900)     (650)     (625)
                                                           ------    ------    ------
Provision for Federal income tax from operations.........  $4,697    $4,212    $4,449
                                                           ======    ======    ======

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 1999 and 1998:

                                                               1999       1998
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $36,685    $32,648
Net unrealized gain on available for sale securities........       --      1,215
                                                              -------    -------
  Total deferred tax liability..............................   36,685     33,863
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   32,505     30,671
Invested assets.............................................      422        353
Policyholder dividends......................................      203        189
Net unrealized loss on available for sale securities........    2,065         --
Other.......................................................      244        176
                                                              -------    -------
  Total deferred tax asset..................................   35,439     31,389
                                                              -------    -------
Net deferred tax liability..................................  $ 1,246    $ 2,474
                                                              =======    =======

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                             CEDED TO      ASSUMED
                                                GROSS         OTHER       FROM OTHER      NET
                                                AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                              ----------    ----------    ----------    --------
DECEMBER 31, 1999
Life insurance in force.....................  $3,304,015    $2,454,842     $25,319      $874,492
                                              ==========    ==========     =======      ========
Premiums....................................  $   18,580    $      639     $    90      $ 18,031
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  482,673    $    3,515     $ 1,968      $481,126
                                              ==========    ==========     =======      ========
DECEMBER 31, 1998:
Life insurance in force.....................  $2,763,532    $1,980,669     $34,968      $817,831
                                              ==========    ==========     =======      ========
Premiums....................................  $   13,771    $      666     $   164      $ 13,269
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  517,625    $    3,054     $ 2,378      $516,949
                                              ==========    ==========     =======      ========
DECEMBER 31, 1997:
Life insurance in force.....................  $2,153,084    $1,591,141     $50,233      $612,176
                                              ==========    ==========     =======      ========
Premiums....................................  $   14,367    $      614     $   151      $ 13,904
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  516,591    $   74,674     $ 3,102      $445,019
                                              ==========    ==========     =======      ========

On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140.

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 1999 and 1998. Deposits ceded during 1999 and 1998 were $2,627 and $2,749, respectively.

Approximately $1,668,604 and $1,481,828 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 1999 and 1998, respectively. Premiums and deposits ceded were $4,146 and $4,103 during 1999 and 1998, respectively. Reinsurance recoverables at December 31, 1999 and 1998 were $132 and $134, respectively.

9.  RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $15,941, $16,581 and $13,964 for 1999, 1998 and 1997, respectively.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 1999 and 1998 approximated $73,957 and $81,050, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

At December 31, 1999, the Company had outstanding mortgage loan and limited partnership commitments of approximately $3,768. The mortgage loan commitments, which expire through December 2000, totaled $3,275 and were issued during 1999 at interest rates consistent with rates applicable on December 31, 1999. As a result, the fair value of these commitments approximates the face amount.

Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 1999. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998. The approximate net losses generated from the hedge positions were $33 in 1998. There were no open hedge positions at December 31, 1999 and 1998.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 1999 or 1998.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1999 and 1998, approximately $34,449 and $23,488, respectively, in debt security investments (9.5% and 5.8%, respectively, of the total debt security portfolio) are considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 1999 of $600 were non-income producing for the year ended December 31, 1999.

The Company had debt security investments in the financial services industry at both December 31, 1999 and 1998 that exceeded 5% of total assets.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

At December 31, 1999 and 1998, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business, which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position or its results of operations.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totaled $79, $109 and $236 in 1999, 1998 and 1997, respectively. Of those amounts, $76, $56 and $117 in 1999, 1998 and 1997, respectively, are creditable against future years' premium taxes.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                       BEFORE         TAX
                                                        TAX        (EXPENSE)    NET OF TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 1999:
  Unrealized (depreciation) appreciation on
     securities....................................   $(11,256)     $ 3,939      $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887         (660)       1,227
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $ 3,279      $(6,090)
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $  1,081      $  (378)     $   703
  Less: reclassification adjustment for gains
     realized in net income........................     (2,010)         703       (1,307)
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $   (929)     $   325      $  (604)
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1997:
  Unrealized appreciation (depreciation) on
     securities....................................   $  3,088      $(1,081)     $ 2,007
  Less: reclassification adjustment for gains
     realized in net income........................        (69)          24          (45)
                                                      --------      -------      -------
  Net change in unrealized appreciation
     (depreciation) on securities..................   $  3,019      $(1,057)     $ 1,962
                                                      ========      =======      =======

APPENDIX A -- ILLUSTRATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following illustrations have been prepared to help show how certain values under the Policy change with different rates of investment performance over an extended period of time. THE HYPOTHETICAL INVESTMENT RETURNS ARE PROVIDED ONLY TO ILLUSTRATE THE MECHANICS OF A HYPOTHETICAL POLICY AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return. The actual return on your policy account value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges, the portfolios' expense ratios, and your policy loan and partial withdrawal history.

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, policy account value, and net cash surrender value under a Policy covering a male insured of age 55 and female insured of age 50 on the policy date in the preferred premium class with a face amount of $1,000,000 and a planned periodic premium of $10,000 paid at the beginning of each policy year, would change over time if the planned premiums were paid and the return on the assets in the Subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables also show how the Policy would operate if premiums accumulated at 5% interest. The tables illustrate policy account values that would result based on assumptions that you pay the premiums indicated, and you do not make any partial withdrawals or take any policy loans. The death benefits, policy account values, and net cash surrender values would be lower if the insured was in a nonsmoker or smoker class or a class with extra ratings since the cost of insurance charges would increase. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy, a premium expense charge of 8%, maximum monthly administrative fee of $42, an initial administrative charge of $127.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.90%, with the additional Subaccount credit of 0.03% per month after the Policy is in force for 15 years or the sum of the values in the Subaccount and Guaranteed Account equal or exceed $500,000. The guaranteed premium expense charge assumes a 2% premium tax charge. However, certain states may impose higher premium taxes. For those Policies, the death benefit, policy account value, and net cash surrender value would be lower since the guaranteed premium expense charge would be higher. The columns under the heading "Current" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, a premium expense charge of 8% for the first 15 policy years, 3.5% thereafter, current monthly administrative fee of $17.50, an initial administrative charge of $127.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.75%, with the additional Subaccount credit of 0.03% per month after the Policy is in force for 15 years or the sum of the values in the Subaccount and Guaranteed Account equal or exceed $500,000. The illustrations assume no charges for Federal or state taxes or charges for supplemental benefits.

The amounts shown in all tables reflect an averaging of certain other asset charges described below that may be assessed under the Policy, depending upon how premiums are allocated. The total of the asset charges reflected in the Current and Guaranteed illustrations, including the mortality and expense risk charge listed above, is 1.58% and 1.73%, respectively. This total charge is based on an assumption that an owner allocates the Policy values equally among each Subaccount of the Separate Account.

The illustrations assume that the assets in the portfolios are subject to an annual expense ratio of 0.83% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the portfolios for the last fiscal year and takes into account current expense reimbursement arrangements. Values illustrated would be lower if expense reimbursement arrangements were not reflected. For information on portfolio expenses, consult the Annual Portfolio Operating Expenses table in the Summary of this prospectus, and the respective expense and fee tables set forth in the portfolios' prospectuses.

After deducting portfolio expenses and mortality and expense risk charges, the illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of (1.73)%, 4.17%, and 10.06%, respectively, assuming guaranteed charges, and net annual rates of (1.58)%, 4.33%, and 10.23%, respectively, assuming current charges.

Upon request, we will provide illustrations of future benefits under the Policy based upon the proposed insured's age and premium class, the death benefit option, face amount, planned periodic premiums, and riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a policy year.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                        GUARANTEED* (NET RATE OF -1.73%)    CURRENT** (NET RATE OF -1.58%)
          PREMIUMS     ----------------------------------   -------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
------   -----------   --------   ----------   ----------   -------   ---------   ---------
1           10,600       6,994           0     1,000,000      7,300          0    1,000,000
2           21,836      15,308       4,308     1,000,000     15,934      4,934    1,000,000
3           33,746      23,387      10,503     1,000,000     24,335     11,451    1,000,000
4           46,371      31,214      18,330     1,000,000     32,490     19,606    1,000,000
5           59,753      38,770      25,886     1,000,000     40,386     27,502    1,000,000
6           73,938      46,031      33,147     1,000,000     47,991     35,107    1,000,000
7           88,975      52,972      40,088     1,000,000     55,284     42,400    1,000,000
8          104,913      59,561      46,677     1,000,000     62,226     49,342    1,000,000
9          121,808      65,765      52,881     1,000,000     68,955     56,071    1,000,000
10         139,716      71,542      58,658     1,000,000     75,514     62,630    1,000,000
11         158,699      76,837      63,953     1,000,000     81,867     68,983    1,000,000
12         178,821      81,590      71,283     1,000,000     88,003     77,696    1,000,000
13         200,151      85,718      77,987     1,000,000     93,917     86,187    1,000,000
14         222,760      89,115      83,961     1,000,000     99,543     94,389    1,000,000
15         246,725      91,657      89,080     1,000,000    104,753    102,176    1,000,000
16         272,129      93,556      93,556     1,000,000    110,510    110,510    1,000,000
17         299,057      94,251      94,251     1,000,000    116,098    116,098    1,000,000
18         327,600      93,670      93,670     1,000,000    121,484    121,484    1,000,000
19         357,856      91,568      91,568     1,000,000    126,516    126,516    1,000,000
20         389,927      87,705      87,705     1,000,000    131,193    131,193    1,000,000
25         581,564      28,853      28,853     1,000,000    143,080    143,080    1,000,000
30         838,017           0           0             0    114,827    114,827    1,000,000

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The death benefit, policy account value and net cash surrender value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                        GUARANTEED* (NET RATE OF -1.73%)    CURRENT** (NET RATE OF -1.58%)
          PREMIUMS     ----------------------------------   -------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
------   -----------   --------   ----------   ----------   -------   ---------   ---------
   1        10,600       6,993           0     1,006,993      7,300          0    1,007,300
   2        21,836      15,306       4,306     1,015,306     15,932      4,932    1,015,932
   3        33,746      23,380      10,496     1,023,380     24,328     11,444    1,024,320
   4        46,371      31,197      18,313     1,031,197     32,473     19,589    1,032,473
   5        59,753      38,735      25,851     1,038,735     40,350     27,466    1,040,350
   6        73,938      45,967      33,083     1,045,967     47,925     35,041    1,047,925
   7        88,975      52,863      39,979     1,052,863     55,171     42,287    1,055,171
   8       104,913      59,387      46,503     1,059,387     62,046     49,162    1,062,046
   9       121,808      65,499      52,615     1,065,499     68,692     55,808    1,068,692
  10       139,716      71,151      58,267     1,071,151     75,155     62,271    1,075,155
  11       158,699      76,282      63,398     1,076,282     81,396     68,512    1,081,396
  12       178,821      80,819      70,512     1,080,819     87,400     77,092    1,087,400
  13       200,151      84,668      76,938     1,084,668     93,160     85,430    1,093,160
  14       222,760      87,712      82,558     1,087,712     98,601     93,448    1,098,601
  15       246,725      89,810      87,233     1,089,810    103,580    101,003    1,103,580
  16       272,129      91,149      91,149     1,091,149    109,062    109,062    1,109,062
  17       299,057      91,154      91,154     1,091,154    114,347    114,347    1,114,347
  18       327,600      89,754      89,754     1,089,754    119,399    119,399    1,119,399
  19       357,856      86,689      86,689     1,086,689    124,042    124,042    1,124,042
  20       389,927      81,725      81,725     1,081,725    128,270    128,270    1,128,270
  25       581,564      16,572      16,572     1,016,572    135,958    135,958    1,135,958
  30       838,017           0           0             0     97,779     97,779    1,097,779

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The death benefit, policy account value and net cash surrender value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                       GUARANTEED* (NET RATE OF 4.17%)    CURRENT** (NET RATE OF 4.33%)
          PREMIUMS     -------------------------------   -------------------------------
END OF   ACCUMULATED   POLICY    NET CASH                POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------
   1        10,600       7,470          0    1,000,000     7,787          0    1,000,000
   2        21,836      16,740      5,740    1,000,000    17,406      6,406    1,000,000
   3        33,746      26,302     13,418    1,000,000    27,343     14,459    1,000,000
   4        46,371      36,147     23,263    1,000,000    37,593     24,709    1,000,000
   5        59,753      46,264     33,380    1,000,000    48,154     35,270    1,000,000
   6        73,938      56,636     43,752    1,000,000    59,003     46,119    1,000,000
   7        88,975      67,244     54,360    1,000,000    70,128     57,244    1,000,000
   8       104,913      78,063     65,179    1,000,000    81,500     68,616    1,000,000
   9       121,808      89,064     76,180    1,000,000    93,265     80,381    1,000,000
  10       139,716     100,209     87,325    1,000,000   105,480     92,596    1,000,000
  11       158,699     111,450     98,566    1,000,000   118,132    105,248    1,000,000
  12       178,821     122,727    112,420    1,000,000   131,226    120,918    1,000,000
  13       200,151     133,960    126,230    1,000,000   144,775    137,045    1,000,000
  14       222,760     145,045    139,892    1,000,000   158,736    153,582    1,000,000
  15       246,725     155,859    153,283    1,000,000   173,006    170,429    1,000,000
  16       272,129     166,873    166,873    1,000,000   188,863    188,863    1,000,000
  17       299,057     177,335    177,335    1,000,000   205,401    205,401    1,000,000
  18       327,600     187,169    187,169    1,000,000   222,628    222,628    1,000,000
  19       357,856     196,138    196,138    1,000,000   240,441    240,441    1,000,000
  20       389,927     204,011    204,011    1,000,000   258,877    258,877    1,000,000
  25       581,564     214,349    214,349    1,000,000   356,614    356,614    1,000,000
  30       838,017     112,081    112,081    1,000,000   452,667    452,667    1,000,000

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The death benefit, policy account value and net cash surrender value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                       GUARANTEED* (NET RATE OF 4.17%)    CURRENT** (NET RATE OF 4.33%)
          PREMIUMS     -------------------------------   -------------------------------
END OF   ACCUMULATED   POLICY    NET CASH                POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------
   1        10,600       7,470          0    1,007,470     7,787          0    1,007,787
   2        21,836      16,738      5,738    1,016,738    17,404      6,404    1,017,404
   3        33,746      26,294     13,410    1,026,294    27,335     14,451    1,027,335
   4        46,371      36,127     23,243    1,036,127    37,573     24,689    1,037,573
   5        59,753      46,221     33,337    1,046,221    48,111     35,227    1,048,111
   6        73,938      56,555     43,671    1,056,555    58,920     46,036    1,058,920
   7        88,975      67,101     54,217    1,067,101    69,981     57,097    1,069,981
   8       104,913      77,826     64,942    1,077,826    81,255     68,371    1,081,255
   9       121,808      88,690     75,806    1,088,690    92,894     80,010    1,092,894
  10       139,716      99,640     86,756    1,099,640   104,955     92,071    1,104,955
  11       158,699     110,609     97,725    1,110,609   117,414    104,530    1,117,414
  12       178,821     121,514    111,207    1,121,514   130,269    119,962    1,130,269
  13       200,151     132,245    124,515    1,132,245   143,526    135,796    1,143,526
  14       222,760     142,660    137,506    1,142,660   157,122    151,968    1,157,122
  15       246,725     152,586    150,010    1,152,586   170,916    168,339    1,170,916
  16       272,129     162,424    162,424    1,162,424   186,182    186,182    1,186,182
  17       299,057     171,351    171,351    1,171,351   202,032    202,032    1,202,032
  18       327,600     179,233    179,233    1,179,233   218,453    218,453    1,218,453
  19       357,856     185,734    185,734    1,185,734   235,287    235,287    1,235,287
  20       389,927     190,527    190,527    1,190,527   252,543    252,543    1,252,543
  25       581,564     172,126    172,127    1,172,126   337,779    337,779    1,337,779
  30       838,017      14,396     14,396    1,014,396   393,292    393,292    1,393,292

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The death benefit, policy account value and net cash surrender value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $10,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                       GUARANTEED* (NET RATE OF 10.06%)     CURRENT** (NET RATE OF 10.23%)
          PREMIUMS     ---------------------------------   ---------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY     NET CASH
POLICY   AT 6% INT.     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
 YEAR     PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------   -----------   ---------   ---------   ---------   ---------   ---------   ---------
   1        10,600         7,948           0   1,000,000       8,275         275   1,000,000
   2        21,836        18,230       7,230   1,000,000      18,938       7,938   1,000,000
   3        33,746        29,449      16,565   1,000,000      30,590      17,706   1,000,000
   4        46,371        41,680      28,796   1,000,000      43,316      30,432   1,000,000
   5        59,753        55,002      42,118   1,000,000      57,208      44,324   1,000,000
   6        73,938        69,496      56,612   1,000,000      72,352      59,468   1,000,000
   7        88,975        85,252      72,368   1,000,000      88,853      75,969   1,000,000
   8       104,913       102,367      89,483   1,000,000     106,812      93,928   1,000,000
   9       121,808       120,944     108,060   1,000,000     126,518     113,634   1,000,000
  10       139,716       141,092     128,208   1,000,000     148,195     135,311   1,000,000
  11       158,699       162,926     150,042   1,000,000     172,014     159,130   1,000,000
  12       178,821       186,569     176,262   1,000,000     198,189     187,881   1,000,000
  13       200,151       212,145     204,414   1,000,000     226,962     219,231   1,000,000
  14       222,760       239,780     234,627   1,000,000     258,550     253,397   1,000,000
  15       246,725       269,615     267,038   1,000,000     293,149     290,572   1,000,000
  16       272,129       302,901     302,901   1,000,000     332,877     332,877   1,000,000
  17       299,057       338,942     338,942   1,000,000     376,851     376,851   1,000,000
  18       327,600       378,088     378,088   1,000,000     425,522     425,522   1,000,000
  19       357,856       420,633     420,633   1,000,000     479,319     479,319   1,000,000
  20       389,927       466,972     466,972   1,000,000     538,838     538,838   1,000,000
  25       581,564       776,914     776,914   1,000,000     947,238     947,238   1,013,545
  30       838,017     1,312,234   1,312,234   1,377,846   1,627,710   1,627,710   1,709,095

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The death benefit, policy account value and net cash surrender value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $10,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                        GUARANTEED* (NET RATE OF 10.06%)     CURRENT** (NET RATE OF 10.23%)
          PREMIUMS     ----------------------------------   ---------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                  POLICY     NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH       ACCOUNT    SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
------   -----------   --------   ----------   ----------   ---------   ---------   ---------
   1        10,600       7,948           0     1,007,948        8,275         275   1,008,275
   2        21,836      18,227       7,227     1,018,227       18,935       7,935   1,018,935
   3        33,746      29,440      16,556     1,029,440       30,581      17,697   1,030,581
   4        46,371      41,657      28,773     1,041,657       43,292      30,408   1,043,292
   5        59,753      54,950      42,066     1,054,950       57,156      44,272   1,057,156
   6        73,938      69,394      56,510     1,069,394       72,248      59,364   1,072,248
   7        88,975      85,066      72,182     1,085,066       88,662      75,778   1,088,662
   8       104,913     102,047      89,163     1,102,047      106,482      93,598   1,106,482
   9       121,808     120,420     107,536     1,120,420      125,998     113,114   1,125,998
  10       139,716     140,263     127,379     1,140,263      147,427     134,543   1,147,427
  11       158,699     161,652     148,768     1,161,652      170,921     158,037   1,170,921
  12       178,821     184,658     174,350     1,184,658      196,670     186,363   1,196,670
  13       200,151     209,330     201,599     1,209,330      224,896     217,166   1,224,896
  14       222,760     235,697     230,544     1,235,697      255,768     250,614   1,255,768
  15       246,725     263,769     261,192     1,263,769      289,396     286,819   1,289,396
  16       272,129     294,597     294,597     1,294,597      327,860     327,860   1,327,860
  17       299,057     327,250     327,250     1,327,250      370,273     370,273   1,370,273
  18       327,600     361,822     361,822     1,361,822      417,013     417,013   1,417,013
  19       357,856     398,218     398,218     1,398,218      468,349     468,349   1,468,349
  20       389,927     436,353     436,353     1,436,353      524,759     524,759   1,524,759
  25       581,564     645,086     645,086     1,645,086      895,072     895,072   1,895,072
  30       838,017     834,201     834,201     1,834,201    1,449,723   1,449,723   2,449,723

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The death benefit, policy account value and net cash surrender value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.